UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07619
Nuveen Investment Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: June 30
Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report June 30, 2025

Nuveen Global Equity Income Fund
Class A Shares/NQGAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$122	1.11%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 19.41% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Value (Net), which returned 15.94%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc.

•  Overweight to AT&T Inc.

•  Security selection and an overweight allocation to the financials sector, led by an overweight to Prudential plc.

•  Top detractors from relative performance

•  Overweight to Humana Inc.

•  Overweight to Elevance Health, Inc.

•  Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	19.41%	14.26%	7.45%

Class A Shares at maximum sales charge (Offering Price)	12.54%	12.91%	6.81%

MSCI World Index (Net)	16.26%	14.55%	10.66%

MSCI World Value Index (Net)	15.94%	13.47%	7.69%

Lipper Global Equity Income Funds Classification Average	16.60%	11.58%	7.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$142,586,846

Total number of portfolio holdings	59

Portfolio turnover (%)	30%

Total management fees paid for the year	$952,036

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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3

Annual Shareholder Report June 30, 2025

Nuveen Global Equity Income Fund
Class C Shares/NQGCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$203	1.86%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 18.52% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Value (Net), which returned 15.94%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc.

•  Overweight to AT&T Inc.

•  Security selection and an overweight allocation to the financials sector, led by an overweight to Prudential plc.

•  Top detractors from relative performance

•  Overweight to Humana Inc.

•  Overweight to Elevance Health, Inc.

•  Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	18.52%	13.40%	6.81%

MSCI World Index (Net)	16.26%	14.55%	10.66%

MSCI World Value Index (Net)	15.94%	13.47%	7.69%

Lipper Global Equity Income Funds Classification Average	16.60%	11.58%	7.24%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$142,586,846

Total number of portfolio holdings	59

Portfolio turnover (%)	30%

Total management fees paid for the year	$952,036

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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3

Annual Shareholder Report June 30, 2025

Nuveen Global Equity Income Fund
Class I Shares/NQGIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.86%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 19.73% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Value (Net), which returned 15.94%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc.

•  Overweight to AT&T Inc.

•  Security selection and an overweight allocation to the financials sector, led by an overweight to Prudential plc.

•  Top detractors from relative performance

•  Overweight to Humana Inc.

•  Overweight to Elevance Health, Inc.

•  Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	19.73%	14.54%	7.72%

MSCI World Index (Net)	16.26%	14.55%	10.66%

MSCI World Value Index (Net)	15.94%	13.47%	7.69%

Lipper Global Equity Income Funds Classification Average	16.60%	11.58%	7.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$142,586,846

Total number of portfolio holdings	59

Portfolio turnover (%)	30%

Total management fees paid for the year	$952,036

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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3

Annual Shareholder Report June 30, 2025

Nuveen Large Cap Value Opportunities Fund
Class A Shares/NQCAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$108	1.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 16.97% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 13.70%.

•  Top contributors to relative performance

•  Security selection in the consumer staples sector, led by an overweight to Walmart Inc.

•  Security selection in the financials sector, led by overweights to JPMorgan Chase & Co. and Discover Financial Services.

•  Overweight to AT&T Inc.

•  Top detractors from relative performance

•  Overweight to Elevance Health, Inc.

•  Security selection and an underweight to the industrials sector.

•  Security selection in the real estate sector, including an overweight to Alexandria Real Estate Equities, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	16.97%	16.58%	9.00%

Class A Shares at maximum sales charge (Offering Price)	10.29%	15.21%	8.35%

Russell 1000® Index	15.66%	16.30%	13.35%

Russell 1000® Value Index	13.70%	13.93%	9.19%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$22,535,559

Total number of portfolio holdings	58

Portfolio turnover (%)	25%

Total management fees paid for the year	$145,699

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y628_AR_0625 4631597

3

Annual Shareholder Report June 30, 2025

Nuveen Large Cap Value Opportunities Fund
Class C Shares/NQCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$189	1.75%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 15.87% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 13.70%.

•  Top contributors to relative performance

•  Security selection in the consumer staples sector, led by an overweight to Walmart Inc.

•  Security selection in the financials sector, led by overweights to JPMorgan Chase & Co. and Discover Financial Services.

•  Overweight to AT&T Inc.

•  Top detractors from relative performance

•  Overweight to Elevance Health, Inc.

•  Security selection and an underweight to the industrials sector.

•  Security selection in the real estate sector, including an overweight to Alexandria Real Estate Equities, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	15.87%	15.64%	8.34%

Russell 1000® Index	15.66%	16.30%	13.35%

Russell 1000® Value Index	13.70%	13.93%	9.19%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$22,535,559

Total number of portfolio holdings	58

Portfolio turnover (%)	25%

Total management fees paid for the year	$145,699

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y594_AR_0625 4631597

3

Annual Shareholder Report June 30, 2025

Nuveen Large Cap Value Opportunities Fund
Class I Shares/NQCRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$81	0.75%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 17.09% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 13.70%.

•  Top contributors to relative performance

•  Security selection in the consumer staples sector, led by an overweight to Walmart Inc.

•  Security selection in the financials sector, led by overweights to JPMorgan Chase & Co. and Discover Financial Services.

•  Overweight to AT&T Inc.

•  Top detractors from relative performance

•  Overweight to Elevance Health, Inc.

•  Security selection and an underweight to the industrials sector.

•  Security selection in the real estate sector, including an overweight to Alexandria Real Estate Equities, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	17.09%	16.84%	9.26%

Russell 1000® Index	15.66%	16.30%	13.35%

Russell 1000® Value Index	13.70%	13.93%	9.19%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$22,535,559

Total number of portfolio holdings	58

Portfolio turnover (%)	25%

Total management fees paid for the year	$145,699

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y586_AR_0625 4631597

3

Annual Shareholder Report June 30, 2025

Nuveen Multi Cap Value Fund
Class A Shares/NQVAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$123	1.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 13.69% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 3000 Value Index, which returned 13.30%.

•  Top contributors to relative performance

•  Out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to AT&T Inc.

•  Security selection in the financials sector, led by overweights to Discover Financial Services and Wells Fargo & Company.

•  Top detractors from relative performance

•  Although the Fund was underweight UnitedHealth Group Incorporated, which generally underperformed during the reporting period, the timing of when the stock was purchased in December detracted.

•  Security selection in the materials sector, including an out‑of‑benchmark position in Innospec Inc.

•  Overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	13.69%	17.91%	9.64%

Class A Shares at maximum sales charge (Offering Price)	7.14%	16.52%	8.99%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 3000® Value Index	13.30%	13.87%	9.04%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$521,544,317

Total number of portfolio holdings	61

Portfolio turnover (%)	30%

Total management fees paid for the year	$3,421,772

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y792_AR_0625 4631590

3

Annual Shareholder Report June 30, 2025

Nuveen Multi Cap Value Fund
Class C Shares/NQVCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$202	1.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 12.84% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Value Index, which returned 13.30%.

•  Top contributors to relative performance

•  Out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to AT&T Inc.

•  Security selection in the financials sector, led by overweights to Discover Financial Services and Wells Fargo & Company.

•  Top detractors from relative performance

•  Although the Fund was underweight UnitedHealth Group Incorporated, which generally underperformed during the reporting period, the timing of when the stock was purchased in December detracted.

•  Security selection in the materials sector, including an out‑of‑benchmark position in Innospec Inc.

•  Overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	12.84%	17.04%	8.98%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 3000® Value Index	13.30%	13.87%	9.04%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$521,544,317

Total number of portfolio holdings	61

Portfolio turnover (%)	30%

Total management fees paid for the year	$3,421,772

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y776_AR_0625 4631590

3

Annual Shareholder Report June 30, 2025

Nuveen Multi Cap Value Fund
Class I Shares/NQVRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$96	0.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 13.98% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 3000 Value Index, which returned 13.30%.

•  Top contributors to relative performance

•  Out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to AT&T Inc.

•  Security selection in the financials sector, led by overweights to Discover Financial Services and Wells Fargo & Company.

•  Top detractors from relative performance

•  Although the Fund was underweight UnitedHealth Group Incorporated, which generally underperformed during the reporting period, the timing of when the stock was purchased in December detracted.

•  Security selection in the materials sector, including an out‑of‑benchmark position in Innospec Inc.

•  Overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	13.98%	18.21%	9.91%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 3000® Value Index	13.30%	13.87%	9.04%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$521,544,317

Total number of portfolio holdings	61

Portfolio turnover (%)	30%

Total management fees paid for the year	$3,421,772

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y768_AR_0625 4631590

3

Annual Shareholder Report June 30, 2025

Nuveen Small Cap Value Opportunities Fund
Class A Shares/NSCAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$126	1.20%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 9.85% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund significantly outperformed the Russell 2000 Value Index, which returned 5.54%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Security selection in the financials sector, led by out‑of‑benchmark positions in Marex Group plc and Western Alliance Bancorp and an overweight to Skyward Specialty Insurance Group, Inc.

•  Security selection and an underweight allocation to the energy sector, led by an out‑of‑benchmark position in Antero Midstream Corporation.

•  Top detractors from relative performance

•  Security selection in the consumer staples sector, including an out‑of‑benchmark position in Grocery Outlet Holding Corp.

•  Security selection in the materials sector, including an overweight position in Materion Corporation.

•  Security selection and an underweight allocation to the communication services sector, including an overweight to Vimeo Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	9.85%	15.92%	7.66%

Class A Shares at maximum sales charge (Offering Price)	3.53%	14.56%	7.03%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2000® Value Index	5.54%	12.47%	6.72%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$236,210,961

Total number of portfolio holdings	65

Portfolio turnover (%)	96%

Total management fees paid for the year	$ 1,839,283

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y750_AR_0625 4631609

3

Annual Shareholder Report June 30, 2025

Nuveen Small Cap Value Opportunities Fund
Class C Shares/NSCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$204	1.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 9.03% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 2000 Value Index, which returned 5.54%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Security selection in the financials sector, led by out‑of‑benchmark positions in Marex Group plc and Western Alliance Bancorp and an overweight to Skyward Specialty Insurance Group, Inc.

•  Security selection and an underweight allocation to the energy sector, led by an out‑of‑benchmark position in Antero Midstream Corporation.

•  Top detractors from relative performance

•  Security selection in the consumer staples sector, including an out‑of‑benchmark position in Grocery Outlet Holding Corp.

•  Security selection in the materials sector, including an overweight position in Materion Corporation.

•  Security selection and an underweight allocation to the communication services sector, including an overweight to Vimeo Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	9.03%	15.06%	7.02%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2000® Value Index	5.54%	12.47%	6.72%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$236,210,961

Total number of portfolio holdings	65

Portfolio turnover (%)	96%

Total management fees paid for the year	$1,839,283

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y735_AR_0625 4631609

3

Annual Shareholder Report June 30, 2025

Nuveen Small Cap Value Opportunities Fund
Class R6 Shares/NSCFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$85	0.81%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 10.28% for Class R6 Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund significantly outperformed the Russell 2000 Value Index, which returned 5.54%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Security selection in the financials sector, led by out‑of‑benchmark positions in Marex Group plc and Western Alliance Bancorp and an overweight to Skyward Specialty Insurance Group, Inc.

•  Security selection and an underweight allocation to the energy sector, led by an out‑of‑benchmark position in Antero Midstream Corporation.

•  Top detractors from relative performance

•  Security selection in the consumer staples sector, including an out‑of‑benchmark position in Grocery Outlet Holding Corp.

•  Security selection in the materials sector, including an overweight position in Materion Corporation.

•  Security selection and an underweight allocation to the communication services sector, including an overweight to Vimeo Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	10.28%	16.38%	8.10%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2000® Value Index	5.54%	12.47%	6.72%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$236,210,961

Total number of portfolio holdings	65

Portfolio turnover (%)	96%

Total management fees paid for the year	$ 1,839,283

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670729847_AR_0625 4631609

3

Annual Shareholder Report June 30, 2025

Nuveen Small Cap Value Opportunities Fund
Class I Shares/NSCRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$100	0.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 10.13% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund significantly outperformed the Russell 2000 Value Index, which returned 5.54%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Security selection in the financials sector, led by out‑of‑benchmark positions in Marex Group plc and Western Alliance Bancorp and an overweight to Skyward Specialty Insurance Group, Inc.

•  Security selection and an underweight allocation to the energy sector, led by an out‑of‑benchmark position in Antero Midstream Corporation.

•  Top detractors from relative performance

•  Security selection in the consumer staples sector, including an out‑of‑benchmark position in Grocery Outlet Holding Corp.

•  Security selection in the materials sector, including an overweight position in Materion Corporation.

•  Security selection and an underweight allocation to the communication services sector, including an overweight to Vimeo Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	10.13%	16.22%	7.93%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2000® Value Index	5.54%	12.47%	6.72%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$236,210,961

Total number of portfolio holdings	65

Portfolio turnover (%)	96%

Total management fees paid for the year	$1,839,283

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y727_AR_0625 4631609

3

Annual Shareholder Report June 30, 2025

Nuveen Small/Mid Cap Value Fund
Class A Shares/NSMAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$137	1.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 9.17% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 2500 Value Index, which returned 10.47%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to Curtiss-Wright Corporation.

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Seagate Technology Holdings PLC.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including overweights to Wayfair, Inc., Advance Auto Parts, Inc. and Under Armour, Inc.

•  Security selection in the materials sector, including an overweight to FMC Corporation.

•  Security selection in the financials sector, including Robinhood Markets, Inc, a security not held by the fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	9.17%	16.79%	8.65%

Class A Shares at maximum sales charge (Offering Price)	2.89%	15.42%	8.00%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2500™ Value Index	10.47%	13.96%	7.73%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$91,129,365

Total number of portfolio holdings	65

Portfolio turnover (%)	64%

Total management fees paid for the year	$756,111

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y578_AR_0625 4631604

3

Annual Shareholder Report June 30, 2025

Nuveen Small/Mid Cap Value Fund
Class C Shares/NSMCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$215	2.06%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 8.38% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 2500 Value Index, which returned 10.47%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to Curtiss-Wright Corporation.

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Seagate Technology Holdings PLC.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including overweights to Wayfair, Inc., Advance Auto Parts, Inc. and Under Armour, Inc.

•  Security selection in the materials sector, including an overweight to FMC Corporation.

•  Security selection in the financials sector, including Robinhood Markets, Inc, a security not held by the fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	8.38%	15.92%	8.00%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2500™ Value Index	10.47%	13.96%	7.73%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$91,129,365

Total number of portfolio holdings	65

Portfolio turnover (%)	64%

Total management fees paid for the year	$756,111

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y552_AR_0625 4631604

3

Annual Shareholder Report June 30, 2025

Nuveen Small/Mid Cap Value Fund
Class I Shares/NSMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$111	1.06%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 9.45% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 2500 Value Index, which returned 10.47%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to Curtiss-Wright Corporation.

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Seagate Technology Holdings PLC.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including overweights to Wayfair, Inc., Advance Auto Parts, Inc. and Under Armour, Inc.

•  Security selection in the materials sector, including an overweight to FMC Corporation.

•  Security selection in the financials sector, including Robinhood Markets, Inc, a security not held by the fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 1, 2015 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	9.45%	17.08%	8.92%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2500™ Value Index	10.47%	13.96%	7.73%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$91,129,365

Total number of portfolio holdings	65

Portfolio turnover (%)	64%

Total management fees paid for the year	$ 756,111

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67064Y545_AR_0625 4631604

3

Annual Shareholder Report June 30, 2025

Nuveen Small/Mid Cap Value Fund
Class R6 Shares/NWQFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$94	0.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 9.64% for Class R6 Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 2500 Value Index, which returned 10.47%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to Curtiss-Wright Corporation.

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Seagate Technology Holdings PLC.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including overweights to Wayfair, Inc., Advance Auto Parts, Inc. and Under Armour, Inc.

•  Security selection in the materials sector, including an overweight to FMC Corporation.

•  Security selection in the financials sector, including Robinhood Markets, Inc, a security not held by the fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through June 30, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	9.64%	17.26%	10.54%

Russell 3000® Index	15.30%	15.96%	14.23%

Russell 2500™ Value Index	10.47%	13.96%	8.60%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	8.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of June 30, 2025)

Fund net assets	$91,129,365

Total number of portfolio holdings	65

Portfolio turnover (%)	64%

Total management fees paid for the year	$756,111

What did the Fund invest in? (as of June 30, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670729466_AR_0625 4631604

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
June 30, 2025	$98,295	$0	$9	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

June 30, 2024	$100,483	$0	$1,010	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
June 30, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

June 30, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
June 30, 2025	$9	$0	$11,040,000	$11,040,009
June 30, 2024	$1,010	$0	$0	$1,010

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nuveen Investment Trust and Nuveen Investment Trust II and Shareholders of Nuveen Global Equity Income Fund, Nuveen International Value Fund, Nuveen Large Cap Value Opportunities Fund, Nuveen Multi Cap Value Fund, Nuveen Small Cap Value Opportunities Fund and Nuveen Small/Mid Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Global Equity Income Fund, Nuveen Large Cap Value Opportunities Fund, Nuveen Multi Cap Value Fund, Nuveen Small Cap Value Opportunities Fund and Nuveen Small/Mid Cap Value Fund (constituting Nuveen Investment Trust) and Nuveen International Value Fund (one of the funds constituting Nuveen Investment Trust II) (hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 27, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments June 30, 2025

Global Equity Income

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS - 96.6%

	COMMON STOCKS - 93.9%

	AUSTRALIA - 1.4%
85,049	BHP Group Ltd	$2,046,075

	TOTAL AUSTRALIA	2,046,075

	BELGIUM - 1.5%
10,802	UCB SA	2,125,377

	TOTAL BELGIUM	2,125,377

	CANADA - 1.2%
28,433	Nutrien Ltd	1,656,808

	TOTAL CANADA	1,656,808

	CHINA - 0.9%
11,301	Alibaba Group Holding Ltd, Sponsored ADR	1,281,646

	TOTAL CHINA	1,281,646

	FINLAND - 1.6%
151,378	Nordea Bank Abp	2,246,102

	TOTAL FINLAND	2,246,102

	FRANCE - 4.0%
9,737	Airbus SE	2,036,987
8,540	Capgemini SE	1,462,359
18,922	Publicis Groupe SA	2,137,142

	TOTAL FRANCE	5,636,488

	GERMANY - 7.1%
5,235	Allianz SE	2,124,538
7,791	Deutsche Boerse AG	2,545,238
63,733	Deutsche Post AG	2,952,104
9,509	Siemens AG	2,442,466

	TOTAL GERMANY	10,064,346

	HONG KONG - 4.1%
1,009,000	Hang Lung Properties Ltd	965,834
388,452	Prudential PLC	4,861,958

	TOTAL HONG KONG	5,827,792

	ITALY - 1.7%
251,814	Enel SpA	2,389,893

	TOTAL ITALY	2,389,893

	JAPAN - 7.4%
38,040	Kao Corp	1,704,404
114,050	Mitsubishi Electric Corp	2,453,098
106,760	Mitsui & Co Ltd	2,175,765
160,200	Sumitomo Mitsui Trust Group Inc	4,260,908

	TOTAL JAPAN	10,594,175

	NETHERLANDS - 4.4%
22,034	Heineken NV	1,922,309
101,324	ING Groep NV	2,220,788
33,612	NN Group NV	2,236,513

	TOTAL NETHERLANDS	6,379,610

	NORWAY - 1.8%
162,154	Telenor ASA	2,525,094

	TOTAL NORWAY	2,525,094

	SINGAPORE - 1.5%
169,220	Oversea-Chinese Banking Corp Ltd	2,169,962

	TOTAL SINGAPORE	2,169,962

	SOUTH KOREA - 1.0%
39,129	Samsung Electronics Co Ltd	1,435,444

	TOTAL SOUTH KOREA	1,435,444

	SWITZERLAND - 2.9%
18,357	DSM-Firmenich AG	1,952,913
3,029	Zurich Insurance Group AG	2,119,461

	TOTAL SWITZERLAND	4,072,374

See Notes to Financial Statements	5

Portfolio of Investments June 30, 2025 (continued)

Global Equity Income

SHARES		DESCRIPTION					VALUE

		UNITED KINGDOM - 3.2%
25,168		AstraZeneca PLC, Sponsored ADR					$1,758,740
198,481		National Grid PLC					2,913,435

		TOTAL UNITED KINGDOM					4,672,175

		UNITED STATES - 48.2%
56,375		Alliant Energy Corp					3,408,996
11,750		Alphabet Inc, Class A					2,070,702
138,921		AT&T Inc					4,020,374
17,444		Broadcom Inc					4,808,439
12,396		Chevron Corp					1,774,983
47,561		Cisco Systems Inc					3,299,782
22,171		Coca-Cola Co/The					1,568,598
27,000		Delta Air Lines Inc					1,327,860
5,670		Eaton Corp PLC					2,024,133
4,632		Elevance Health Inc					1,801,663
79,459		Enterprise Products Partners LP					2,464,024
31,473		Eversource Energy					2,002,312
48,139		Fifth Third Bancorp					1,979,957
6,215		General Dynamics Corp					1,812,667
41,693		General Motors Co					2,051,712
407,953		Haleon PLC					2,096,726
6,337		Home Depot Inc/The					2,323,398
12,291		JPMorgan Chase & Co					3,563,284
9,839		Oracle Corp					2,151,101
6,183		Roche Holding AG					2,018,253
33,536		Sanofi SA					3,246,746
116,977		Shell PLC					4,081,271
40,942		Smurfit WestRock PLC					1,766,647
2,804		UnitedHealth Group Inc					874,764
36,440		Walmart Inc					3,563,103
17,602		Walt Disney Co/The					2,182,824
56,791		Wells Fargo & Co					4,550,095

		TOTAL UNITED STATES					68,834,414

		TOTAL COMMON STOCKS (Cost $89,555,970)					133,957,775

SHARES		DESCRIPTION			RATE		VALUE

		CONVERTIBLE PREFERRED SECURITIES - 1.7%

		UNITED STATES - 1.7%
34,800		Boeing Co/The			6.000%		2,366,400

		TOTAL UNITED STATES					2,366,400

		TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $1,925,735)					2,366,400

SHARES		DESCRIPTION	RATE	ISSUE PRICE	CAP PRICE	MATURITY	VALUE

		STRUCTURED NOTES - 1.0%
8,540	(a)	JPMorgan Chase Bank, Mandatory Exchangeable Note, Linked to Common Stock of Fiserv, Inc (Cap 111.81% of the Issue Price)	9.000%	$166.7400	$186.4300	12/23/25	1,453,042

		TOTAL STRUCTURED NOTES (Cost $1,423,944)					1,453,042

		TOTAL LONG-TERM INVESTMENTS (Cost $92,905,649)					137,777,217

		OTHER ASSETS & LIABILITIES, NET - 3.4%					4,809,629

		NET ASSETS - 100%					$142,586,846

ADR	American Depositary Receipt

6	See Notes to Financial Statements

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,453,042 or 1.1% of Total Investments.

Investments in Derivatives

Options Written

Type	Description(a)	Number of Contracts	Notional Amount (b)	Exercise Price	Expiration Date	Value

Call	Delta Air Lines Inc	(270)	$(1,485,000)	$55	9/19/25	$(53,325)

Total Options Written (premiums received $71,280)		(270)	$(1,485,000)			$(53,325)

(a)	Exchange-traded, unless otherwise noted.
(b)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

See Notes to Financial Statements	7

Portfolio of Investments June 30, 2025

International Value

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 97.7%

		COMMON STOCKS - 97.7%

		AUSTRALIA - 0.9%
52,639		BHP Group Ltd	$1,266,368

		TOTAL AUSTRALIA	1,266,368

		CANADA - 4.1%
29,282		Agnico Eagle Mines Ltd	3,482,508
36,254		Nutrien Ltd	2,112,543

		TOTAL CANADA	5,595,051

		CHINA - 1.0%
95,300		Alibaba Group Holding Ltd	1,349,061

		TOTAL CHINA	1,349,061

		FINLAND - 0.5%
50,822		Nordea Bank Abp	754,082

		TOTAL FINLAND	754,082

		FRANCE - 15.3%
37,728		Accor SA	1,977,267
125,220		Alstom SA	2,922,752
12,441		Capgemini SE	2,130,353
27,507		Publicis Groupe SA	3,106,773
60,999		Societe Generale SA	3,489,399
87,215		Technip Energies NV	3,669,357
13,004		Thales SA	3,839,750

		TOTAL FRANCE	21,135,651

		GERMANY - 12.7%
6,507		Allianz SE	2,640,758
24,362		BASF SE	1,204,932
60,676		Deutsche Post AG	2,810,504
37,224		Fresenius Medical Care AG	2,138,711
39,286		Infineon Technologies AG	1,676,414
8,101		SAP SE	2,477,121
18,038		Siemens AG	4,633,210

		TOTAL GERMANY	17,581,650

		HONG KONG - 4.3%
1,398,000		Hang Lung Properties Ltd	1,338,193
231,399		Prudential PLC	2,896,246
156,000		Techtronic Industries Co Ltd	1,721,299

		TOTAL HONG KONG	5,955,738

		JAPAN - 17.6%
64,700		FUJIFILM Holdings Corp	1,401,115
126,800		Japan Airlines Co Ltd	2,586,200
61,085		Komatsu Ltd	2,015,410
102,962		Mabuchi Motor Co Ltd	1,520,131
131,200		Mitsubishi Electric Corp	2,821,976
65,712	(a)	Nippon Telegraph & Telephone Corp, ADR	1,751,468
110,700		Seven & i Holdings Co Ltd	1,781,751
88,500		Sompo Holdings Inc	2,666,929
150,500		Sumitomo Mitsui Trust Group Inc	4,002,913
13,801	(a)	Toyota Motor Corp, Sponsored ADR	2,377,360
163,000		Yamaha Corp	1,177,993

		TOTAL JAPAN	24,103,246

		NETHERLANDS - 8.2%
22,689		Heineken NV	1,979,452
253,028		ING Groep NV	5,545,790
30,544		NN Group NV	2,032,371
10,113		Wolters Kluwer NV	1,691,280

		TOTAL NETHERLANDS	11,248,893

		SINGAPORE - 1.4%
154,332		Oversea-Chinese Banking Corp Ltd	1,979,048

		TOTAL SINGAPORE	1,979,048

8	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		SOUTH AFRICA - 1.2%
55,760		Anglo American PLC			$1,643,687

		TOTAL SOUTH AFRICA			1,643,687

		SOUTH KOREA - 1.2%
14,362		Hyundai Motor Co			1,640,058

		TOTAL SOUTH KOREA			1,640,058

		SWITZERLAND - 5.2%
1,404	(a)	Barry Callebaut AG			1,534,668
17,287		DSM-Firmenich AG			1,839,081
114,322		UBS Group AG			3,866,370

		TOTAL SWITZERLAND			7,240,119

		TAIWAN - 1.4%
53,000		Taiwan Semiconductor Manufacturing Co Ltd			1,938,175

		TOTAL TAIWAN			1,938,175

		UNITED KINGDOM - 11.7%
778,082		Barclays PLC			3,595,335
47,363		Diageo PLC			1,194,310
379,435		Melrose Industries PLC			2,763,494
196,206		National Grid PLC			2,880,041
1,092,879		Taylor Wimpey PLC			1,782,171
719,531		Tesco PLC			3,967,148

		TOTAL UNITED KINGDOM			16,182,499

		UNITED STATES - 11.0%
37,341		Axis Capital Holdings Ltd			3,876,743
93,966		GSK PLC			1,791,599
7,587		Roche Holding AG			2,476,546
27,312		Sanofi SA			2,644,176
63,033		Shell PLC, ADR			4,438,154

		TOTAL UNITED STATES			15,227,218

		TOTAL COMMON STOCKS (Cost $82,576,954)			134,840,544

		TOTAL LONG-TERM INVESTMENTS (Cost $82,576,954)			134,840,544

SHARES		DESCRIPTION	Coupon		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.5%
3,419,024	(b)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(c)		3,419,024

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $3,419,024)			3,419,024

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.0%

		REPURCHASE AGREEMENTS - 2.0%
$2,775,000	(d)	Fixed Income Clearing Corporation	4.370	07/01/25	2,775,000

		TOTAL REPURCHASE AGREEMENTS (Cost $2,775,000)			2,775,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,775,000)			2,775,000

		TOTAL INVESTMENTS (Cost $88,770,978) - 102.2%			141,034,568

		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(3,061,099)

		NET ASSETS - 100%			$137,973,469

ADR	American Depositary Receipt

(a)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,255,281.
(b)	Investments made with cash collateral received from securities on loan.
(c)	The rate shown is the one-day yield as of the end of the reporting period.
(d)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $2,775,337 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $2,830,689.

See Notes to Financial Statements	9

Portfolio of Investments June 30, 2025

Large Cap Value Opportunities

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.1%

		COMMON STOCKS - 99.1%

		AUTOMOBILES & COMPONENTS - 3.4%
21,894		Ford Motor Co	$237,550
10,630		General Motors Co	523,102

		TOTAL AUTOMOBILES & COMPONENTS	760,652

		BANKS - 10.2%
7,934		Citigroup Inc	675,342
2,708		JPMorgan Chase & Co	785,076
10,327		Wells Fargo & Co	827,400

		TOTAL BANKS	2,287,818

		CAPITAL GOODS - 13.1%
2,489	(a)	Boeing Co/The	521,520
12,674		Flowserve Corp	663,484
2,015		General Dynamics Corp	587,695
698		Hubbell Inc	285,070
7,000		nVent Electric PLC	512,750
2,707		Regal Rexnord Corp	392,407

		TOTAL CAPITAL GOODS	2,962,926

		CONSUMER DURABLES & APPAREL - 0.7%
1,522		PulteGroup Inc	160,510

		TOTAL CONSUMER DURABLES & APPAREL	160,510

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
4,855		Walmart Inc	474,722

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	474,722

		ENERGY - 9.6%
8,208		Baker Hughes Co	314,695
1,256		Cheniere Energy Inc	305,861
2,682		Hess Corp	371,564
25,954		Permian Resources Corp	353,493
11,695		Shell PLC, ADR	823,446

		TOTAL ENERGY	2,169,059

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
2,482		Camden Property Trust	279,697
2,385		Simon Property Group Inc	383,412

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	663,109

		FINANCIAL SERVICES - 10.5%
3,372		Capital One Financial Corp	717,427
2,919	(a)	Fiserv Inc	503,265
3,203		KKR & Co Inc	426,095
2,775		Morgan Stanley	390,887
3,127		State Street Corp	332,525

		TOTAL FINANCIAL SERVICES	2,370,199

		FOOD, BEVERAGE & TOBACCO - 1.4%
1,688		Philip Morris International Inc	307,435

		TOTAL FOOD, BEVERAGE & TOBACCO	307,435

		HEALTH CARE EQUIPMENT & SERVICES - 3.1%
2,182		Quest Diagnostics Inc	391,953
992		UnitedHealth Group Inc	309,474

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	701,427

		HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
12,759		Kenvue Inc	267,046

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	267,046

		INSURANCE - 4.2%
4,504		American International Group Inc	385,498
703		Aon PLC, Class A	250,802
1,300		RenaissanceRe Holdings Ltd	315,770

		TOTAL INSURANCE	952,070

10	See Notes to Financial Statements

SHARES		DESCRIPTION		VALUE

		MATERIALS - 5.8%
3,059		Corteva Inc		$227,987
6,088		DuPont de Nemours Inc		417,576
7,971		Freeport-McMoRan Inc		345,543
7,080		Smurfit WestRock PLC		305,502

		TOTAL MATERIALS		1,296,608

		MEDIA & ENTERTAINMENT - 4.9%
2,228		Alphabet Inc, Class A		392,640
15,692	(a)	TripAdvisor Inc		204,781
3,109		Walt Disney Co/The		385,547
8,986	(a)	Warner Bros Discovery Inc		102,980

		TOTAL MEDIA & ENTERTAINMENT		1,085,948

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
4,554		AstraZeneca PLC, Sponsored ADR		318,234
3,557		Gilead Sciences Inc		394,365
47,545	(b)	Haleon PLC, ADR		493,041
12,023		Pfizer Inc		291,438
7,620		Sanofi SA, ADR		368,121

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		1,865,199

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
10,440		Intel Corp		233,856
2,403		Micron Technology Inc		296,170

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		530,026

		SOFTWARE & SERVICES - 4.1%
15,129		Gen Digital Inc		444,793
2,162		Oracle Corp		472,677

		TOTAL SOFTWARE & SERVICES		917,470

		TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
3,139		Seagate Technology Holdings PLC		453,052
12,912	(a)	Viasat Inc		188,515

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		641,567

		TELECOMMUNICATION SERVICES - 2.5%
19,814		AT&T Inc		573,417

		TOTAL TELECOMMUNICATION SERVICES		573,417

		UTILITIES - 5.9%
4,303		Alliant Energy Corp		260,202
2,286		Duke Energy Corp		269,748
6,622		Eversource Energy		421,292
4,311		Pinnacle West Capital Corp		385,705

		TOTAL UTILITIES		1,336,947

		TOTAL COMMON STOCKS (Cost $13,474,599)		22,324,155

		TOTAL LONG-TERM INVESTMENTS (Cost $13,474,599)		22,324,155

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.2%
506,710	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(d)	506,710

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $506,710)		506,710

See Notes to Financial Statements	11

Portfolio of Investments June 30, 2025 (continued)

Large Cap Value Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.9%

		REPURCHASE AGREEMENTS - 0.9%
$200,000	(e)	Fixed Income Clearing Corporation	4.370%	07/01/25	$200,000

		TOTAL REPURCHASE AGREEMENTS (Cost $200,000)			200,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $200,000)			200,000

		TOTAL INVESTMENTS - 102.2% (Cost $14,181,309)			23,030,865

		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(495,306)

		NET ASSETS - 100%			$22,535,559

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $488,106.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.
(e)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $200,024 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $204,166.

12	See Notes to Financial Statements

Portfolio of Investments June 30, 2025

Multi Cap Value

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 93.8%

		COMMON STOCKS - 93.8%

		AUTOMOBILES & COMPONENTS - 3.0%
456,857		Ford Motor Co	$4,956,898
221,822		General Motors Co	10,915,861

		TOTAL AUTOMOBILES & COMPONENTS	15,872,759

		BANKS - 12.4%
196,606		Bank of NT Butterfield & Son Ltd/The	8,705,714
170,570		Citigroup Inc	14,518,918
58,215		JPMorgan Chase & Co	16,877,111
232,830		Wells Fargo & Co	18,654,339
75,778		Western Alliance Bancorp	5,909,168

		TOTAL BANKS	64,665,250

		CAPITAL GOODS - 13.9%
55,751	(a)	Boeing Co/The	11,681,507
15,767		Curtiss-Wright Corp	7,702,968
287,226		Flowserve Corp	15,036,281
42,212		General Dynamics Corp	12,311,552
15,463		Hubbell Inc	6,315,244
146,901		nVent Electric PLC	10,760,498
58,350		Regal Rexnord Corp	8,458,416

		TOTAL CAPITAL GOODS	72,266,466

		CONSUMER DURABLES & APPAREL - 0.7%
32,337		PulteGroup Inc	3,410,260

		TOTAL CONSUMER DURABLES & APPAREL	3,410,260

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
106,646		Walmart Inc	10,427,846

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	10,427,846

		ENERGY - 9.7%
265,692	(b)	Atlas Energy Solutions Inc	3,552,302
181,278		Baker Hughes Co	6,950,199
24,515		Cheniere Energy Inc	5,969,893
53,300		Hess Corp	7,384,182
563,231		Permian Resources Corp	7,671,206
267,760		Shell PLC, ADR	18,852,980

		TOTAL ENERGY	50,380,762

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
51,842		Camden Property Trust	5,842,075
45,965		Simon Property Group Inc	7,389,334
168,816		STAG Industrial Inc	6,124,644

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	19,356,053

		FINANCIAL SERVICES - 8.1%
76,967		Capital One Financial Corp	16,375,499
63,402	(a)	Fiserv Inc	10,931,139
59,289		Morgan Stanley	8,351,449
65,560		State Street Corp	6,971,650

		TOTAL FINANCIAL SERVICES	42,629,737

		HEALTH CARE EQUIPMENT & SERVICES - 1.3%
22,036		UnitedHealth Group Inc	6,874,571

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,874,571

		HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
363,011		Kenvue Inc	7,597,820

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	7,597,820

		INSURANCE - 3.4%
14,148		Aon PLC, Class A	5,047,440
16,113		Everest Group Ltd	5,476,003
30,209		RenaissanceRe Holdings Ltd	7,337,767

		TOTAL INSURANCE	17,861,210

See Notes to Financial Statements	13

Portfolio of Investments June 30, 2025 (continued)

Multi Cap Value

SHARES		DESCRIPTION		VALUE

		MATERIALS - 4.3%
140,694		DuPont de Nemours Inc		$9,650,201
60,439		Innospec Inc		5,082,316
179,380		Smurfit WestRock PLC		7,740,247

		TOTAL MATERIALS		22,472,764

		MEDIA & ENTERTAINMENT - 4.7%
43,743		Alphabet Inc, Class A		7,708,829
411,595	(a)	TripAdvisor Inc		5,371,315
70,331		Walt Disney Co/The		8,721,747
225,763	(a)	Warner Bros Discovery Inc		2,587,244

		TOTAL MEDIA & ENTERTAINMENT		24,389,135

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
433,487	(a)	ADMA Biologics Inc		7,893,798
89,875		AstraZeneca PLC, Sponsored ADR		6,280,465
75,246		Gilead Sciences Inc		8,342,524
1,086,260	(b)	Haleon PLC, ADR		11,264,517
243,502		Pfizer Inc		5,902,488
172,406		Sanofi SA, ADR		8,328,934

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		48,012,726

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
183,896		Intel Corp		4,119,270
82,223	(a)	Rambus Inc		5,263,917

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,383,187

		SOFTWARE & SERVICES - 5.1%
330,965		Gen Digital Inc		9,730,371
48,972		Oracle Corp		10,706,748
272,350	(a)	Teradata Corp		6,076,129

		TOTAL SOFTWARE & SERVICES		26,513,248

		TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
387,677	(a)	Viasat Inc		5,660,084

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		5,660,084

		TELECOMMUNICATION SERVICES - 2.3%
420,237		AT&T Inc		12,161,659

		TOTAL TELECOMMUNICATION SERVICES		12,161,659

		UTILITIES - 5.6%
95,353		Alliant Energy Corp		5,765,996
50,884		Duke Energy Corp		6,004,312
142,959		Eversource Energy		9,095,052
95,341		Pinnacle West Capital Corp		8,530,159

		TOTAL UTILITIES		29,395,519

		TOTAL COMMON STOCKS (Cost $377,092,540)		489,331,056

		TOTAL LONG-TERM INVESTMENTS (Cost $377,092,540)		489,331,056

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
6,286,964	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(d)	6,286,964

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $6,286,964)		6,286,964

14	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 6.0%

		REPURCHASE AGREEMENTS - 6.0%
$948,527	(e)	Fixed Income Clearing Corporation	1.360%	07/01/25	$948,527
30,325,000	(f)	Fixed Income Clearing Corporation	4.370	07/01/25	30,325,000

		TOTAL REPURCHASE AGREEMENTS (Cost $31,273,527)			31,273,527

		TOTAL SHORT-TERM INVESTMENTS (Cost $31,273,527)			31,273,527

		TOTAL INVESTMENTS - 101.0% (Cost $414,653,031)			526,891,547

		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(5,347,230)

		NET ASSETS - 100%			$521,544,317

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,129,731.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.
(e)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $948,563 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $967,675.
(f)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $30,328,681 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $30,931,677.

See Notes to Financial Statements	15

Portfolio of Investments June 30, 2025

Small Cap Value Opportunities

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 96.5%

		COMMON STOCKS - 96.5%

		BANKS - 15.2%
140,321		Atlantic Union Bankshares Corp	$4,389,241
110,886		Glacier Bancorp Inc	4,776,969
160,008		Home BancShares Inc/AR	4,553,828
136,775		Independent Bank Corp/MI	4,432,878
105,751		MidWestOne Financial Group Inc	3,042,456
105,335		Pacific Premier Bancorp Inc	2,221,515
255,647		Seacoast Banking Corp of Florida	7,060,971
67,167	(a)	Texas Capital Bancshares Inc	5,333,060

		TOTAL BANKS	35,810,918

		CAPITAL GOODS - 10.4%
49,881		Atkore Inc	3,519,105
39,106		EnerSys	3,354,122
16,160		ESCO Technologies Inc	3,100,619
78,895		Flowserve Corp	4,130,153
154,505		Mueller Water Products Inc, Class A	3,714,300
21,316	(a)	MYR Group Inc	3,867,788
65,614	(a)	Vicor Corp	2,976,251

		TOTAL CAPITAL GOODS	24,662,338

		COMMERCIAL & PROFESSIONAL SERVICES - 6.2%
509,844		Alight Inc, Class A	2,885,717
136,821	(a)	Amentum Holdings Inc	3,230,344
70,610		Barrett Business Services Inc	2,943,731
167,427	(a)	Driven Brands Holdings Inc	2,940,018
408,985	(a)	TrueBlue Inc	2,650,223

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,650,033

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.4%
71,077		Academy Sports & Outdoors Inc	3,184,960
30,016		Signet Jewelers Ltd	2,387,773

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	5,572,733

		CONSUMER DURABLES & APPAREL - 2.2%
27,113	(a)	Crocs Inc	2,746,005
78,970	(a)	YETI Holdings Inc	2,489,134

		TOTAL CONSUMER DURABLES & APPAREL	5,235,139

		CONSUMER SERVICES - 4.4%
312,798	(a)	El Pollo Loco Holdings Inc	3,443,906
149,803		Perdoceo Education Corp	4,897,060
14,761	(a)	Stride Inc	2,143,150

		TOTAL CONSUMER SERVICES	10,484,116

		ENERGY - 3.6%
232,515		Antero Midstream Corp	4,406,159
149,371		Atlas Energy Solutions Inc	1,997,090
94,925		Magnolia Oil & Gas Corp, Class A	2,133,914

		TOTAL ENERGY	8,537,163

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.8%
159,449		CareTrust REIT Inc	4,879,139
114,157		COPT Defense Properties	3,148,450
154,027		Curbline Properties Corp	3,516,437
191,826		Independence Realty Trust Inc	3,393,402
213,251		Plymouth Industrial REIT Inc	3,424,811

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	18,362,239

		FINANCIAL SERVICES - 7.9%
782,617		BGC Group Inc, Class A	8,006,172
102,450		Marex Group PLC	4,043,701
80,279	(a)	NCR Atleos Corp	2,290,360
386,748		Rithm Capital Corp	4,366,385

		TOTAL FINANCIAL SERVICES	18,706,618

16	See Notes to Financial Statements

SHARES		DESCRIPTION		VALUE

		FOOD, BEVERAGE & TOBACCO - 1.6%
119,341	(a)	Simply Good Foods Co/The		$3,769,982

		TOTAL FOOD, BEVERAGE & TOBACCO		3,769,982

		HEALTH CARE EQUIPMENT & SERVICES - 4.2%
26,495	(a)	Addus HomeCare Corp		3,051,959
172,922	(a)	Castle Biosciences Inc		3,531,067
229,951	(a)	Pediatrix Medical Group Inc		3,299,797

		TOTAL HEALTH CARE EQUIPMENT & SERVICES		9,882,823

		INSURANCE - 6.4%
52,516		Axis Capital Holdings Ltd		5,452,211
633,656	(a)	Genworth Financial Inc		4,929,844
83,700	(a)	Skyward Specialty Insurance Group Inc		4,837,023

		TOTAL INSURANCE		15,219,078

		MATERIALS - 3.2%
40,475		Minerals Technologies Inc		2,228,958
214,594		Titan America SA		2,678,133
87,917		Worthington Steel Inc		2,622,564

		TOTAL MATERIALS		7,529,655

		MEDIA & ENTERTAINMENT - 1.1%
619,655	(a)	Vimeo Inc		2,503,406

		TOTAL MEDIA & ENTERTAINMENT		2,503,406

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
228,620	(a)	ADMA Biologics Inc		4,163,170
123,729	(a)	Alkermes PLC		3,539,887
101,665	(a),(b)	LENZ Therapeutics Inc		2,979,801

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		10,682,858

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
71,228	(a)	Ambarella Inc		4,705,678

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,705,678

		SOFTWARE & SERVICES - 2.1%
347,488		Adeia Inc		4,913,480

		TOTAL SOFTWARE & SERVICES		4,913,480

		TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
295,080	(a)	Arlo Technologies Inc		5,004,557
577,950	(a)	Powerfleet Inc NJ		2,490,964
232,982	(a)	Viasat Inc		3,401,537

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		10,897,058

		UTILITIES - 6.7%
37,335		IDACORP Inc		4,310,326
43,705		MGE Energy Inc		3,865,270
38,382		Ormat Technologies Inc		3,214,877
59,570		Spire Inc		4,348,014

		TOTAL UTILITIES		15,738,487

		TOTAL COMMON STOCKS (Cost $202,446,656)		227,863,802

		TOTAL LONG-TERM INVESTMENTS (Cost $202,446,656)		227,863,802

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
978,308	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(d)	978,308

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $978,308)		978,308

See Notes to Financial Statements	17

Portfolio of Investments June 30, 2025 (continued)

Small Cap Value Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 3.5%

		REPURCHASE AGREEMENTS - 3.5%
$248,712	(e)	Fixed Income Clearing Corporation	1.360%	07/01/25	$248,712
8,000,000	(f)	Fixed Income Clearing Corporation	4.370	07/01/25	8,000,000

		TOTAL REPURCHASE AGREEMENTS (Cost $8,248,712)			8,248,712

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,248,712)			8,248,712

		TOTAL INVESTMENTS - 100.4% (Cost $211,673,676)			237,090,822

		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(879,861)

		NET ASSETS - 100%			$236,210,961

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $917,110.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.
(e)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $248,721 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/29, valued at $253,852.
(f)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $8,000,971 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $8,160,022.

18	See Notes to Financial Statements

Portfolio of Investments June 30, 2025

Small/Mid Cap Value

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 95.0%

		COMMON STOCKS - 95.0%

		BANKS - 7.5%
15,005		East West Bancorp Inc	$1,515,205
14,527		Popular Inc	1,601,021
27,278		Prosperity Bancshares Inc	1,916,007
19,952		SouthState Corp	1,836,183

		TOTAL BANKS	6,868,416

		CAPITAL GOODS - 17.0%
16,109		AECOM	1,818,062
3,164		Curtiss-Wright Corp	1,545,772
19,348		Donaldson Co Inc	1,341,784
15,481		EnerSys	1,327,805
41,562		Flowserve Corp	2,175,770
10,920		ITT Inc	1,712,584
8,677	(a)	Middleby Corp/The	1,249,488
22,238		nVent Electric PLC	1,628,934
11,306		Regal Rexnord Corp	1,638,917
22,688	(a)	Vicor Corp	1,029,128

		TOTAL CAPITAL GOODS	15,468,244

		COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
48,037	(a)	Amentum Holdings Inc	1,134,154
63,828	(a)	Driven Brands Holdings Inc	1,120,820
15,857	(a)	Parsons Corp	1,138,056

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,393,030

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
27,497		Academy Sports & Outdoors Inc	1,232,140
34,434		Bath & Body Works Inc	1,031,643
11,364		Signet Jewelers Ltd	904,006

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	3,167,789

		CONSUMER DURABLES & APPAREL - 3.7%
10,413	(a)	Crocs Inc	1,054,629
77,931		Levi Strauss & Co, Class A	1,440,944
29,898	(a)	YETI Holdings Inc	942,385

		TOTAL CONSUMER DURABLES & APPAREL	3,437,958

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
13,448	(a)	BJ’s Wholesale Club Holdings Inc	1,450,098

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	1,450,098

		ENERGY - 4.2%
36,763	(a)	Antero Resources Corp	1,480,814
58,713	(b)	Atlas Energy Solutions Inc	784,993
37,258		HF Sinclair Corp	1,530,558

		TOTAL ENERGY	3,796,365

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.5%
9,146		EastGroup Properties Inc	1,528,480
17,565		Equity LifeStyle Properties Inc	1,083,233
29,961		PotlatchDeltic Corp	1,149,604
17,060		Regency Centers Corp	1,215,184

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	4,976,501

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
13,898		Camden Property Trust	1,566,165

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	1,566,165

		FINANCIAL SERVICES - 7.6%
130,774		AGNC Investment Corp	1,201,813
306,111		BGC Group Inc, Class A	3,131,514
115,363		Rithm Capital Corp	1,302,448
13,093		Stifel Financial Corp	1,358,792

		TOTAL FINANCIAL SERVICES	6,994,567

See Notes to Financial Statements	19

Portfolio of Investments June 30, 2025 (continued)

Small/Mid Cap Value

SHARES		DESCRIPTION		VALUE

		FOOD, BEVERAGE & TOBACCO - 1.4%
42,998		Primo Brands Corp		$1,273,601

		TOTAL FOOD, BEVERAGE & TOBACCO		1,273,601

		HEALTH CARE EQUIPMENT & SERVICES - 0.9%
28,023	(a)	QuidelOrtho Corp		807,623

		TOTAL HEALTH CARE EQUIPMENT & SERVICES		807,623

		INSURANCE - 5.7%
9,669		American Financial Group Inc/OH		1,220,324
19,994		Axis Capital Holdings Ltd		2,075,778
5,562		Everest Group Ltd		1,890,246

		TOTAL INSURANCE		5,186,348

		MATERIALS - 6.6%
6,343		Avery Dennison Corp		1,113,006
14,252		Crown Holdings Inc		1,467,670
15,426		Minerals Technologies Inc		849,510
5,326		Packaging Corp of America		1,003,685
4,954		Reliance Inc		1,555,061

		TOTAL MATERIALS		5,988,932

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
88,528	(a)	ADMA Biologics Inc		1,612,094
46,439	(a)	Alkermes PLC		1,328,620
19,757		Bruker Corp		813,988
117,952	(a)	Elanco Animal Health Inc		1,684,355
4,902	(a)	United Therapeutics Corp		1,408,590

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		6,847,647

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
18,302	(a)	Zillow Group Inc, Class A		1,253,504

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,253,504

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
26,681	(a)	Ambarella Inc		1,762,680
25,596	(a)	Rambus Inc		1,638,656

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,401,336

		TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
14,045	(a)	Ciena Corp		1,142,280
16,231		Seagate Technology Holdings PLC		2,342,620
94,380	(a)	Viasat Inc		1,377,948
3,583	(a)	Zebra Technologies Corp, Class A		1,104,854

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		5,967,702

		UTILITIES - 5.2%
11,611		IDACORP Inc		1,340,491
15,795		National Fuel Gas Co		1,337,994
10,454		Ormat Technologies Inc		875,627
12,975		Pinnacle West Capital Corp		1,160,873

		TOTAL UTILITIES		4,714,985

		TOTAL COMMON STOCKS (Cost $71,559,412)		86,560,811

		TOTAL LONG-TERM INVESTMENTS (Cost $71,559,412)		86,560,811

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
71,574	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(d)	71,574

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $71,574)		71,574

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 5.0%

		REPURCHASE AGREEMENTS - 5.0%
$148,597	(e)	Fixed Income Clearing Corporation	1.360%	07/01/25	$148,597
4,400,000	(f)	Fixed Income Clearing Corporation	4.370	07/01/25	4,400,000

		TOTAL REPURCHASE AGREEMENTS (Cost $4,548,597)			4,548,597

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,548,597)			4,548,597

		TOTAL INVESTMENTS - 100.1% (Cost $76,179,583)			91,180,982

		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(51,617)

		NET ASSETS - 100%			$91,129,365

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $412,719.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.
(e)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $148,603 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/29, valued at $151,733.
(f)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $4,400,534 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $4,488,122.

See Notes to Financial Statements	21

Statement of Assets and Liabilities

June 30, 2025	Global Equity Income	International Value	Large Cap Value Opportunities	Multi Cap Value	Small Cap Value Opportunities	Small/Mid Cap Value
ASSETS
Long-term investments, at value†‡	$137,777,217	$134,840,544	$22,324,155	$489,331,056	$227,863,802	$86,560,811
Investments purchased with collateral from securities lending, at value (cost approximates value)	–	3,419,024	506,710	6,286,964	978,308	71,574
Short-term investments, at value◇	–	2,775,000	200,000	31,273,527	8,248,712	4,548,597
Cash	5,062,719	109,130	24,461	–	–	–
Cash denominated in foreign currencies^	18	58,946	–	–	–	–
Receivables:
Dividends	177,638	189,287	12,643	202,199	380,988	168,584
Interest	–	337	24	3,717	981	540
Reclaims	148,628	187,076	3,774	5,441	–	–
Reimbursement from Adviser	20,283	12,999	12,278	49,844	104,952	10,870
Shares sold	31,874	258,454	235	1,384,462	54,310	69,314
Other	111,190	45,211	23,135	37,525	52,881	22,333

Total assets	143,329,567	141,896,008	23,107,415	528,574,735	237,684,934	91,452,623
LIABILITIES
Written options, at value#	53,325	–	–	–	–	–
Payables:
Management fees	81,239	78,273	11,836	279,644	151,835	55,289
Collateral from securities lending	–	3,419,024	506,710	6,286,964	978,308	71,574
Dividends	64,343	–	–	–	–	–
Interest	26	21	5	88	41	20
Investments purchased - regular settlement	–	162,836	–	–	–	–
Shares redeemed	319,857	96,121	–	72,483	172,777	100,185
Accrued expenses:
Custodian fees	40,325	48,539	11,603	32,347	23,696	17,515
Trustees fees	68,173	28,836	11,864	19,095	18,676	1,940
Professional fees	38,139	24,390	16,028	30,869	22,833	18,849
Shareholder reporting expenses	12,305	19,809	6,490	33,970	38,608	14,145
Shareholder servicing agent fees	45,448	39,560	4,597	259,266	60,891	41,531
12b-1 distribution and service fees	19,541	5,130	2,723	15,692	6,308	2,210

Total liabilities	742,721	3,922,539	571,856	7,030,418	1,473,973	323,258

Net assets	$142,586,846	$137,973,469	$22,535,559	$521,544,317	$236,210,961	$91,129,365

NET ASSETS CONSIST OF:
Paid-in capital	$317,847,409	$283,276,957	$12,112,841	$397,344,345	$199,537,752	$74,410,432
Total distributable earnings (loss)	(175,260,563)	(145,303,488)	10,422,718	124,199,972	36,673,209	16,718,933

Net assets	$142,586,846	$137,973,469	$22,535,559	$521,544,317	$236,210,961	$91,129,365

† Long-term investments, cost	$92,905,649	$82,576,954	$13,474,599	$377,092,540	$202,446,656	$71,559,412
◇ Short-term investments, cost	$–	$2,775,000	$200,000	$31,273,527	$8,248,712	$4,548,597
‡ Includes securities loaned of	$–	$3,255,281	$488,106	$6,129,731	$917,110	$412,719
# Written options, premiums received	$71,280	$–	$–	$–	$–	$–
^ Cash denominated in foreign currencies, cost	$18	$58,290	$–	$–	$–	$–

See Notes to Financial Statements

22

Statement of Assets and Liabilities (continued)

	Global Equity Income	International Value	Large Cap Value Opportunities	Multi Cap Value	Small Cap Value Opportunities	Small/Mid Cap Value
CLASS A:
Net assets	$94,746,755	$23,580,450	$9,027,859	$55,239,333	$22,749,836	$7,886,195
Shares outstanding	2,419,937	704,604	1,717,510	969,373	481,640	247,704
Net asset value (“NAV”) per share	$39.15	$33.47	$5.26	$56.98	$47.23	$31.84
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share (NAV per share plus maximum sales charge)	$41.54	$35.51	$5.58	$60.46	$50.11	$33.78
CLASS C:
Net assets	$529,736	$408,180	$1,140,924	$5,848,926	$2,416,026	$828,333
Shares outstanding	13,569	12,927	295,975	111,030	65,069	32,911
NAV and offering price per share	$39.04	$31.58	$3.85	$52.68	$37.13	$25.17
CLASS R6:
Net assets	$–	$–	$–	$–	$7,232,076	$2,038,018
Shares outstanding	–	–	–	–	141,750	61,056
NAV and offering price per share	$–	$–	$–	$–	$51.02	$33.38
CLASS I:
Net assets	$47,310,355	$113,984,839	$12,366,776	$460,456,058	$203,813,023	$80,376,819
Shares outstanding	1,208,149	3,379,522	2,327,045	7,983,205	4,073,659	2,434,504
NAV and offering price per share	$39.16	$33.73	$5.31	$57.68	$50.03	$33.02
CLASS R3:
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

See Notes to Financial Statements

23

Statement of Operations

Year Ended June 30, 2025	Global Equity Income	International Value	Large Cap Value Opportunities	Multi Cap Value

INVESTMENT INCOME
Affiliated income	$35,002	$20,183	$8,817	$228,513
Dividends	4,482,269	3,988,547	494,880	10,807,132
Interest	–	93,332	9,830	406,460
Securities lending income, net	257	27,514	1,786	43,762
Tax withheld	(318,899)	(303,267)	–	(54,017)
Total investment income	4,198,629	3,826,309	515,313	11,431,850

EXPENSES
Management fees	952,036	809,319	145,699	3,421,772
12b-1 service fees - Class A	224,309	54,129	22,475	130,324
12b-1 distribution and service fees - Class C	8,222	4,067	12,410	41,539
Shareholder servicing agent fees - Class A	103,515	24,317	7,111	112,521
Shareholder servicing agent fees - Class C	940	454	983	8,969
Shareholder servicing agent fees - Class I	51,108	103,844	9,434	944,825
Interest expense	717	664	82	642
Trustees fees	5,150	4,376	842	18,897
Custodian expenses	55,721	72,815	18,045	66,817
Registration fees	43,059	51,325	48,339	51,709
Professional fees	51,587	47,622	30,723	67,560
Shareholder reporting expenses	40,785	50,031	26,381	107,810
Other	28,239	24,024	10,834	18,425
Total expenses before fee waiver/expense reimbursement	1,565,388	1,246,987	333,358	4,991,810
Fee waiver/expense reimbursement	(177,283)	(161,642)	(132,760)	(379,912)
Net expenses	1,388,105	1,085,345	200,598	4,611,898

Net investment income (loss)	2,810,524	2,740,964	314,715	6,819,952

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	10,064,450	(1,665,971)	1,752,309	16,636,120
Written options	77,754	–	–	–
Foreign currency transactions	(86,915)	(2,693)	–	–
Net realized gain (loss)	10,055,289	(1,668,664)	1,752,309	16,636,120
Change in unrealized appreciation (depreciation) on:
Investments	11,349,830	22,701,196	1,397,508	44,299,003
Written options	17,955	–	–	–
Foreign currency translations	17,736	19,688	–	–
Net change in unrealized appreciation (depreciation)	11,385,521	22,720,884	1,397,508	44,299,003

Net realized and unrealized gain (loss)	21,440,810	21,052,220	3,149,817	60,935,123

Net increase (decrease) in net assets from operations	$24,251,334	$23,793,184	$3,464,532	$67,755,075

See Notes to Financial Statements

24

Statement of Operations (continued)

Year Ended June 30, 2025	Small Cap Value Opportunities	Small/Mid Cap Value

INVESTMENT INCOME
Affiliated income	$550,605	$79,654
Dividends	3,221,419	1,667,741
Interest	500,092	168,245
Securities lending income, net	6,781	3,135
Tax withheld	(17,636)	(11,177)
Total investment income	4,261,261	1,907,598

EXPENSES

Management fees	1,839,283	756,111
12b-1 service fees - Class A	57,432	16,324
12b-1 distribution and service fees - Class C	16,741	4,526
Shareholder servicing agent fees - Class A	31,410	11,386
Shareholder servicing agent fees - Class C	2,422	862
Shareholder servicing agent fees - Class R6	341	825
Shareholder servicing agent fees - Class I	280,219	129,558
Interest expense	1,714	4,541
Trustees fees	8,651	3,622
Custodian expenses	37,603	25,155
Registration fees	64,150	60,279
Professional fees	43,140	34,516
Shareholder reporting expenses	75,917	34,902
Other	12,676	14,395

Total expenses before fee waiver/expense reimbursement	2,471,699	1,097,002
Fee waiver/expense reimbursement	(231,482)	(40,947)
Net expenses	2,240,217	1,056,055

Net investment income (loss)	2,021,044	851,543

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	29,411,636	9,187,532
In-kind redemptions	–	6,648,470
Net realized gain (loss)	29,411,636	15,836,002

Change in unrealized appreciation (depreciation) on:
Investments	(7,463,284)	(6,243,349)
Net change in unrealized appreciation (depreciation)	(7,463,284)	(6,243,349)

Net realized and unrealized gain (loss)	21,948,352	9,592,653

Net increase (decrease) in net assets from operations	$23,969,396	$10,444,196

See Notes to Financial Statements

25

Statement of Changes in Net Assets

	Global Equity Income		International Value
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
OPERATIONS
Net investment income (loss)	$2,810,524	$3,278,251	$2,740,964	$2,518,052
Net realized gain (loss)	10,055,289	2,663,387	(1,668,664)	1,327,916
Net change in unrealized appreciation (depreciation)	11,385,521	11,639,974	22,720,884	5,219,238

Net increase (decrease) in net assets from operations	24,251,334	17,581,612	23,793,184	9,065,206

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(1,788,319)	(2,118,642)	(442,383)	(398,900)
Class C	(9,023)	(19,513)	(5,497)	(5,861)
Class I	(996,128)	(1,146,457)	(2,037,864)	(1,682,661)

Total distributions	(2,793,470)	(3,284,612)	(2,485,744)	(2,087,422)

FUND SHARE TRANSACTIONS
Subscriptions	4,388,740	6,360,477	39,183,861	20,714,366
Reinvestments of distributions	2,640,465	3,103,251	2,398,425	2,015,669
Redemptions	(19,035,882)	(23,330,763)	(28,779,268)	(23,887,313)

Net increase (decrease) from Fund share transactions	(12,006,677)	(13,867,035)	12,803,018	(1,157,278)
Net increase (decrease) in net assets	9,451,187	429,965	34,110,458	5,820,506
Net assets at the beginning of period	133,135,659	132,705,694	103,863,011	98,042,505

Net assets at the end of period	$142,586,846	$133,135,659	$137,973,469	$103,863,011

See Notes to Financial Statements

26

	Large Cap Value Opportunities		Multi Cap Value
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
OPERATIONS
Net investment income (loss)	$314,715	$305,531	$6,819,952	$4,310,300
Net realized gain (loss)	1,752,309	853,608	16,636,120	(758,269)
Net change in unrealized appreciation (depreciation)	1,397,508	1,814,481	44,299,003	48,512,553

Net increase (decrease) in net assets from operations	3,464,532	2,973,620	67,755,075	52,064,584

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(562,967)	(149,690)	(838,874)	(485,789)
Class C	(90,441)	(15,296)	(35,759)	(4,798)
Class I	(778,014)	(249,427)	(8,082,180)	(3,011,559)

Total distributions	(1,431,422)	(414,413)	(8,956,813)	(3,502,146)

FUND SHARE TRANSACTIONS
Subscriptions	1,814,812	1,764,393	129,058,573	333,207,830
Reinvestments of distributions	1,367,659	396,643	8,819,645	3,427,870
Redemptions	(4,303,428)	(3,029,144)	(157,281,164)	(23,475,336)

Net increase (decrease) from Fund share transactions	(1,120,957)	(868,108)	(19,402,946)	313,160,364
Net increase (decrease) in net assets	912,153	1,691,099	39,395,316	361,722,802
Net assets at the beginning of period	21,623,406	19,932,307	482,149,001	120,426,199

Net assets at the end of period	$22,535,559	$21,623,406	$521,544,317	$482,149,001

See Notes to Financial Statements

27

Statement of Changes in Net Assets (continued)

	Small Cap Value Opportunities		Small/Mid Cap Value
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
OPERATIONS
Net investment income (loss)	$2,021,044	$1,354,393	$851,543	$1,073,409
Net realized gain (loss)	29,411,636	31,528,647	15,836,002	4,935,548
Net change in unrealized appreciation (depreciation)	(7,463,284)	1,256,815	(6,243,349)	11,246,237

Net increase (decrease) in net assets from operations	23,969,396	34,139,855	10,444,196	17,255,194

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(4,997,460)	(144,508)	(696,792)	(16,659)
Class C	(431,089)	(5,472)	(50,568)	(1,171)
Class R6	(1,380,064)	(59,351)	(2,563,053)	(165,869)
Class I	(43,085,559)	(1,447,900)	(7,734,130)	(700,108)

Total distributions	(49,894,172)	(1,657,231)	(11,044,543)	(883,807)

FUND SHARE TRANSACTIONS
Subscriptions	82,617,058	22,816,913	44,238,033	53,146,102
Reinvestments of distributions	47,655,601	1,577,333	10,992,363	881,046
Redemptions	(83,293,900)	(39,866,511)	(63,453,885)	(55,975,595)

Net increase (decrease) from Fund share transactions	46,978,759	(15,472,265)	(8,223,489)	(1,948,447)
Net increase (decrease) in net assets	21,053,983	17,010,359	(8,823,836)	14,422,940
Net assets at the beginning of period	215,156,978	198,146,619	99,953,201	85,530,261

Net assets at the end of period	$236,210,961	$215,156,978	$91,129,365	$99,953,201

See Notes to Financial Statements

28

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Global Equity Income
Class A
6/30/25	$33.43	$0.71	$5.74	$6.45	$(0.73)	$—	$(0.73)	$39.15
6/30/24	29.94	0.76	3.51	4.27	(0.78)	—	(0.78)	33.43
6/30/23	27.43	0.67	3.21	3.88	(1.37)	—	(1.37)	29.94
6/30/22	32.13	0.74	(4.26)	(3.52)	(1.18)	—	(1.18)	27.43
6/30/21	23.44	0.68	8.70	9.38	(0.69)	—	(0.69)	32.13
Class C
6/30/25	33.36	0.39	5.77	6.16	(0.48)	—	(0.48)	39.04
6/30/24	29.89	0.48	3.54	4.02	(0.55)	—	(0.55)	33.36
6/30/23	27.37	0.47	3.20	3.67	(1.15)	—	(1.15)	29.89
6/30/22	32.06	0.44	(4.19)	(3.75)	(0.94)	—	(0.94)	27.37
6/30/21	23.40	0.44	8.70	9.14	(0.48)	—	(0.48)	32.06
Class I
6/30/25	33.43	0.81	5.73	6.54	(0.81)	—	(0.81)	39.16
6/30/24	29.95	0.83	3.51	4.34	(0.86)	—	(0.86)	33.43
6/30/23	27.43	0.73	3.23	3.96	(1.44)	—	(1.44)	29.95
6/30/22	32.14	0.83	(4.28)	(3.45)	(1.26)	—	(1.26)	27.43
6/30/21	23.45	0.75	8.70	9.45	(0.76)	—	(0.76)	32.14

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

29

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c),(d)	Portfolio Turnover Rate

19.41%	$94,747	1.24%	1.11%	2.01%	30%
14.40	89,171	1.27	1.11	2.45	27
14.46	86,807	1.28	1.11	2.35	29
(11.30)	86,811	1.26	1.10	2.33	59
40.43	105,751	1.26	1.11	2.44	42

18.52	530	1.99	1.86	1.11	30
13.51	1,003	2.02	1.86	1.55	27
13.61	1,879	2.03	1.86	1.62	29
(11.95)	1,649	2.01	1.85	1.37	59
39.34	4,660	2.01	1.86	1.64	42

19.73	47,310	0.99	0.86	2.26	30
14.64	42,961	1.02	0.86	2.67	27
14.79	44,020	1.03	0.86	2.55	29
(11.10)	52,423	1.01	0.85	2.61	59
40.76	55,826	1.01	0.86	2.69	42

See Notes to Financial Statements

30

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
International Value
Class A
6/30/25	$27.95	$0.63	$5.51	$6.14	$(0.62)	$—	$(0.62)	$33.47
6/30/24	26.11	0.60	1.74	2.34	(0.50)	—	(0.50)	27.95
6/30/23	23.20	0.58	3.45	4.03	(1.12)	—	(1.12)	26.11
6/30/22	27.73	0.60	(4.05)	(3.45)	(1.08)	—	(1.08)	23.20
6/30/21	20.17	0.70	7.34	8.04	(0.48)	—	(0.48)	27.73
Class C
6/30/25	26.36	0.37	5.23	5.60	(0.38)	—	(0.38)	31.58
6/30/24	24.64	0.36	1.65	2.01	(0.29)	—	(0.29)	26.36
6/30/23	21.89	0.43	3.21	3.64	(0.89)	—	(0.89)	24.64
6/30/22	26.37	0.35	(3.80)	(3.45)	(1.03)	—	(1.03)	21.89
6/30/21	19.20	0.43	7.04	7.47	(0.30)	—	(0.30)	26.37
Class I
6/30/25	28.16	0.74	5.52	6.26	(0.69)	—	(0.69)	33.73
6/30/24	26.31	0.68	1.73	2.41	(0.56)	—	(0.56)	28.16
6/30/23	23.37	0.65	3.48	4.13	(1.19)	—	(1.19)	26.31
6/30/22	27.87	0.64	(4.05)	(3.41)	(1.09)	—	(1.09)	23.37
6/30/21	20.27	0.75	7.38	8.13	(0.53)	—	(0.53)	27.87

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

31

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c),(d)	Portfolio Turnover Rate

22.42%	$23,580	1.29%	1.15%	2.13%	28%
8.97	20,976	1.31	1.15	2.24	13
18.00	21,524	1.33	1.15	2.44	18
(12.90)	19,329	1.33	1.14	2.26	28
40.20	22,153	1.28	1.15	2.88	24

21.50	408	2.04	1.90	1.33	28
8.18	443	2.06	1.90	1.43	13
17.12	466	2.08	1.90	1.88	18
(13.58)	266	2.08	1.89	1.41	28
39.17	365	2.03	1.90	1.93	24

22.71	113,985	1.04	0.90	2.46	28
9.25	82,445	1.06	0.90	2.52	13
18.33	76,052	1.08	0.90	2.70	18
(12.71)	64,558	1.08	0.89	2.38	28
40.51	99,311	1.03	0.90	3.10	24

See Notes to Financial Statements

32

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Large Cap Value Opportunities
Class A
6/30/25	$4.79	$0.07	$0.72	$0.79	$(0.09)	$(0.23)	$(0.32)	$5.26
6/30/24	4.22	0.06	0.60	0.66	(0.07)	(0.02)	(0.09)	4.79
6/30/23	3.80	0.06	0.54	0.60	(0.03)	(0.15)	(0.18)	4.22
6/30/22	4.84	0.06	(0.22)	(0.16)	(0.05)	(0.83)	(0.88)	3.80
6/30/21	3.96	0.03	1.57	1.60	(0.15)	(0.57)	(0.72)	4.84
Class C
6/30/25	3.57	0.02	0.53	0.55	(0.04)	(0.23)	(0.27)	3.85
6/30/24	3.15	0.02	0.45	0.47	(0.03)	(0.02)	(0.05)	3.57
6/30/23	2.88	0.02	0.40	0.42	—	(0.15)	(0.15)	3.15
6/30/22	3.88	0.02	(0.15)	(0.13)	(0.04)	(0.83)	(0.87)	2.88
6/30/21	3.28	0.01	1.26	1.27	(0.10)	(0.57)	(0.67)	3.88
Class I
6/30/25	4.84	0.08	0.72	0.80	(0.10)	(0.23)	(0.33)	5.31
6/30/24	4.27	0.07	0.60	0.67	(0.08)	(0.02)	(0.10)	4.84
6/30/23	3.84	0.07	0.55	0.62	(0.04)	(0.15)	(0.19)	4.27
6/30/22	4.87	0.07	(0.22)	(0.15)	(0.05)	(0.83)	(0.88)	3.84
6/30/21	3.98	0.05	1.57	1.62	(0.16)	(0.57)	(0.73)	4.87

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

33

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c),(d)	Portfolio Turnover Rate

16.97%	$9,028	1.60%	1.00%	1.33%	25%
15.77	8,842	1.61	1.00	1.42	35
15.95	7,320	1.56	1.00	1.38	40
(4.84)	6,927	1.80	0.99	1.26	35
44.10	5,419	1.76	1.00	0.79	42

15.87	1,141	2.35	1.75	0.58	25
14.97	1,173	2.36	1.75	0.67	35
14.84	1,163	2.31	1.75	0.62	40
(5.24)	951	2.55	1.74	0.47	35
42.65	1,368	2.51	1.75	0.19	42

17.09	12,367	1.35	0.75	1.58	25
15.87	11,608	1.36	0.75	1.67	35
16.35	11,449	1.31	0.75	1.63	40
(4.55)	11,112	1.55	0.74	1.50	35
44.50	13,008	1.51	0.75	1.11	42

See Notes to Financial Statements

34

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Multi Cap Value
Class A
6/30/25	$50.93	$0.63	$6.31	$6.94	$(0.71)	$(0.18)	$—	$(0.89)	$56.98
6/30/24	44.63	0.60	6.19	6.79	(0.49)	—	—	(0.49)	50.93
6/30/23	37.48	0.43	7.19	7.62	(0.47)	—	—	(0.47)	44.63
6/30/22	41.46	0.26	(3.73)	(3.47)	(0.51)	—	—	(0.51)	37.48
6/30/21	27.13	0.22	15.15	15.37	(0.69)	—	(0.35)	(1.04)	41.46
Class C
6/30/25	47.12	0.22	5.82	6.04	(0.30)	(0.18)	—	(0.48)	52.68
6/30/24	41.31	0.24	5.72	5.96	(0.15)	—	—	(0.15)	47.12
6/30/23	34.69	0.11	6.67	6.78	(0.16)	—	—	(0.16)	41.31
6/30/22	38.66	(0.05)	(3.45)	(3.50)	(0.47)	—	—	(0.47)	34.69
6/30/21	25.32	(0.03)	14.14	14.11	(0.42)	—	(0.35)	(0.77)	38.66
Class I
6/30/25	51.54	0.78	6.39	7.17	(0.85)	(0.18)	—	(1.03)	57.68
6/30/24	45.16	0.74	6.25	6.99	(0.61)	—	—	(0.61)	51.54
6/30/23	37.92	0.54	7.28	7.82	(0.58)	—	—	(0.58)	45.16
6/30/22	41.84	0.36	(3.76)	(3.40)	(0.52)	—	—	(0.52)	37.92
6/30/21	27.37	0.30	15.30	15.60	(0.78)	—	(0.35)	(1.13)	41.84

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

35

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c),(d)	Portfolio Turnover Rate

13.69%	$55,239	1.22%	1.15%	1.17%	30%
15.32	49,371	1.17	1.16	1.28	24
20.46	44,442	1.28	1.23	1.04	22
(8.49)	40,006	1.35	1.25	0.62	34
57.70	43,489	1.29	1.15	0.64	58

12.84	5,849	1.97	1.90	0.44	30
14.47	3,022	1.92	1.91	0.56	24
19.58	1,287	2.03	1.98	0.30	22
(9.17)	1,168	2.10	2.00	(0.13)	34
56.54	1,347	2.04	1.90	(0.09)	58

13.98	460,456	0.97	0.90	1.41	30
15.60	429,756	0.92	0.91	1.54	24
20.78	74,697	1.03	0.98	1.29	22
(8.26)	38,624	1.10	1.00	0.87	34
58.09	37,441	1.04	0.90	0.88	58

See Notes to Financial Statements

36

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Small Cap Value Opportunities
Class A
6/30/25	$53.74	$0.35	$5.93	$6.28	$(0.46)	$(12.33)	$(12.79)	$47.23
6/30/24	45.69	0.23	8.14	8.37	(0.20)	(0.12)	(0.32)	53.74
6/30/23	41.31	0.20	6.94	7.14	—	(2.76)	(2.76)	45.69
6/30/22	55.06	0.10	(8.11)	(8.01)	(0.08)	(5.66)	(5.74)	41.31
6/30/21	33.98	(0.02)	21.36	21.34	(0.26)	—	(0.26)	55.06
Class C
6/30/25	44.46	(0.01)	5.05	5.04	(0.04)	(12.33)	(12.37)	37.13
6/30/24	37.95	(0.11)	6.74	6.63	—	(0.12)	(0.12)	44.46
6/30/23	34.99	(0.11)	5.83	5.72	—	(2.76)	(2.76)	37.95
6/30/22	47.84	(0.25)	(6.87)	(7.12)	(0.07)	(5.66)	(5.73)	34.99
6/30/21	29.57	(0.31)	18.58	18.27	—	—	—	47.84
Class R6
6/30/25	57.22	0.59	6.26	6.85	(0.72)	(12.33)	(13.05)	51.02
6/30/24	48.62	0.44	8.68	9.12	(0.40)	(0.12)	(0.52)	57.22
6/30/23	43.77	0.38	7.37	7.75	(0.14)	(2.76)	(2.90)	48.62
6/30/22	57.78	0.31	(8.57)	(8.26)	(0.09)	(5.66)	(5.75)	43.77
6/30/21	35.66	0.17	22.41	22.58	(0.46)	—	(0.46)	57.78
Class I
6/30/25	56.31	0.50	6.18	6.68	(0.63)	(12.33)	(12.96)	50.03
6/30/24	47.85	0.37	8.54	8.91	(0.33)	(0.12)	(0.45)	56.31
6/30/23	43.12	0.32	7.25	7.57	(0.08)	(2.76)	(2.84)	47.85
6/30/22	57.08	0.22	(8.43)	(8.21)	(0.09)	(5.66)	(5.75)	43.12
6/30/21	35.21	0.08	22.15	22.23	(0.36)	—	(0.36)	57.08

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

37

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c),(d)	Portfolio Turnover Rate

9.85%	$22,750	1.30%	1.20%	0.66%	96%
18.36	22,385	1.35	1.20	0.46	71
17.62	20,932	1.31	1.20	0.44	71
(16.01)	19,467	1.33	1.19	0.20	58
63.00	27,091	1.37	1.36	(0.04)	86

9.03	2,416	2.05	1.95	(0.03)	96
17.49	1,643	2.10	1.95	(0.28)	71
16.71	2,447	2.06	1.95	(0.29)	71
(16.61)	3,933	2.08	1.94	(0.57)	58
61.79	8,429	2.12	2.11	(0.80)	86

10.28	7,232	0.91	0.81	1.06	96
18.83	5,970	0.96	0.81	0.85	71
18.06	5,879	0.93	0.82	0.81	71
(15.68)	4,893	0.94	0.80	0.59	58
63.67	6,160	0.95	0.94	0.36	86

10.13	203,813	1.05	0.95	0.91	96
18.68	185,160	1.10	0.95	0.72	71
17.88	168,888	1.06	0.95	0.69	71
(15.79)	145,461	1.08	0.94	0.42	58
63.42	263,394	1.11	1.10	0.16	86

See Notes to Financial Statements

38

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Small/Mid Cap Value
Class A
6/30/25	$32.28	$0.19	$2.92	$3.11	$(0.38)	$(3.17)	$(3.55)	$31.84
6/30/24	27.67	0.21	4.53	4.74	(0.07)	(0.06)	(0.13)	32.28
6/30/23	24.60	0.14	4.32	4.46	—	(1.39)	(1.39)	27.67
6/30/22	32.13	0.03	(2.89)	(2.86)	(0.11)	(4.56)	(4.67)	24.60
6/30/21	20.05	0.01	12.13	12.14	(0.06)	—	(0.06)	32.13
Class C
6/30/25	26.10	(0.04)	2.39	2.35	(0.11)	(3.17)	(3.28)	25.17
6/30/24	22.50	(0.02)	3.68	3.66	—	(0.06)	(0.06)	26.10
6/30/23	20.38	(0.04)	3.55	3.51	—	(1.39)	(1.39)	22.50
6/30/22	27.57	(0.17)	(2.37)	(2.54)	(0.09)	(4.56)	(4.65)	20.38
6/30/21	17.29	(0.14)	10.42	10.28	—	—	—	27.57
Class R6
6/30/25	33.71	0.39	3.00	3.39	(0.55)	(3.17)	(3.72)	33.38
6/30/24	28.87	0.35	4.75	5.10	(0.20)	(0.06)	(0.26)	33.71
6/30/23	25.54	0.24	4.50	4.74	(0.02)	(1.39)	(1.41)	28.87
6/30/22	33.06	0.16	(3.01)	(2.85)	(0.11)	(4.56)	(4.67)	25.54
6/30/21	20.64	0.10	12.49	12.59	(0.17)	—	(0.17)	33.06
Class I
6/30/25	33.37	0.28	3.02	3.30	(0.48)	(3.17)	(3.65)	33.02
6/30/24	28.60	0.29	4.69	4.98	(0.15)	(0.06)	(0.21)	33.37
6/30/23	25.32	0.23	4.44	4.67	—	(1.39)	(1.39)	28.60
6/30/22	32.86	0.10	(2.97)	(2.87)	(0.11)	(4.56)	(4.67)	25.32
6/30/21	20.49	0.07	12.42	12.49	(0.12)	—	(0.12)	32.86

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Does not include in-kind transactions.

39

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c),(d)	Portfolio Turnover Rate

9.17%	$7,886	1.35%	1.31%	0.60%	64%(e)
17.21	4,710	1.42	1.31	0.70	81
18.50	3,627	1.41	1.31	0.53	39
(10.81)	3,003	1.61	1.30	0.10	42
60.64	3,321	1.64	1.31	0.06	57

8.38	828	2.10	2.06	(0.16)	64 (e)
16.31	386	2.17	2.06	(0.07)	81
17.65	426	2.16	2.06	(0.20)	39
(11.48)	341	2.36	2.05	(0.67)	42
59.46	538	2.39	2.06	(0.65)	57

9.64	2,038	0.94	0.90	1.07	64 (e)
17.75	21,258	0.97	0.86	1.15	81
18.92	18,080	1.06	0.96	0.88	39
(10.44)	16,015	1.19	0.88	0.53	42
61.19	19,155	1.28	0.95	0.37	57

9.45	80,377	1.10	1.06	0.84	64 (e)
17.48	73,600	1.17	1.06	0.96	81
18.82	63,397	1.16	1.06	0.83	39
(10.57)	15,577	1.36	1.05	0.34	42
61.03	23,554	1.39	1.06	0.26	57

See Notes to Financial Statements

40

Notes to Financial Statements

1. General Information

Trust and Fund Information: The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen Investment Trust is comprised of the Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Large Cap Value Opportunities Fund (“Large Cap Value Opportunities”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Small Cap Value Opportunities Fund (“Small Cap Value Opportunities”) and Nuveen Small/Mid Cap Value Fund (“Small/Mid Cap Value”) and Nuveen Investment Trust II is comprised of Nuveen International Value Fund (“International Value”), among others (each a “Fund” and collectively, the “Funds”). Nuveen Investment Trust and Nuveen Investment Trust II were each organized as Massachusetts business trusts in 1996 and 1997, respectively.

Current Fiscal Period: The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended June 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

41

Notes to Financial Statements (continued)

Indemnifications: Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex- dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

42

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Structured notes are valued based upon a price supplied by a pricing service and are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.

Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Global Equity Income	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$62,088,612	$71,869,163	$–	$133,957,775
Convertible Preferred Securities	2,366,400	–	–	2,366,400
Structured Notes	–	1,453,042	–	1,453,042
Investments in Derivatives:
Options Written	(53,325)	–	–	(53,325)
Total	$64,401,687	$73,322,205	$–	$137,723,892

International Value	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$21,905,146	$112,935,398	$–	$134,840,544
Investments Purchased with Collateral from Securities Lending	3,419,024	–	–	3,419,024
Short-Term Investments:
Repurchase Agreements	–	2,775,000	–	2,775,000
Total	$25,324,170	$115,710,398	$–	$141,034,568

43

Notes to Financial Statements (continued)

Large Cap Value Opportunities	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$22,324,155	$–	$–	$22,324,155
Investments Purchased with Collateral from Securities Lending	506,710	–	–	506,710
Short-Term Investments:
Repurchase Agreements	–	200,000	–	200,000
Total	$22,830,865	$200,000	$–	$23,030,865

Multi Cap Value	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$489,331,056	$–	$–	$489,331,056
Investments Purchased with Collateral from Securities Lending	6,286,964	–	–	6,286,964
Short-Term Investments:
Repurchase Agreements	–	31,273,527	–	31,273,527
Total	$495,618,020	$31,273,527	$–	$526,891,547

Small Cap Value Opportunities	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$227,863,802	$–	$–	$227,863,802
Investments Purchased with Collateral from Securities Lending	978,308	–	–	978,308
Short-Term Investments:
Repurchase Agreements	–	8,248,712	–	8,248,712
Total	$228,842,110	$8,248,712	$–	$237,090,822

Small/Mid Cap Value	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$86,560,811	$–	$–	$86,560,811
Investments Purchased with Collateral from Securities Lending	71,574	–	–	71,574
Short-Term Investments:
Repurchase Agreements	–	4,548,597	–	4,548,597
Total	$86,632,385	$4,548,597	$–	$91,180,982

4. Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
International Value	Fixed Income Clearing Corporation	$2,775,000	$(2,830,689)
Large Cap Value Opportunities	Fixed Income Clearing Corporation	200,000	(204,166)
Multi Cap Value	Fixed Income Clearing Corporation	31,273,527	(31,899,352)
Small Cap Value Opportunities	Fixed Income Clearing Corporation	8,248,712	(8,413,874)
Small/Mid Cap Value	Fixed Income Clearing Corporation	4,548,597	(4,639,855)

Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

44

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Equity Securities	Cash Collateral Received*
International Value	$3,255,281	$3,419,024
Large Cap Value Opportunities	488,106	506,710
Multi Cap Value	6,129,731	6,286,964
Small Cap Value Opportunities	917,110	978,308
Small/Mid Cap Value	412,719	71,574
*May include cash and investment of cash collateral.

Purchases and Sales: Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales
Global Equity Income	$39,240,852	$55,502,804
International Value	41,950,691	31,447,521
Large Cap Value Opportunities	5,626,615	7,970,516
Multi Cap Value	144,836,734	184,298,188
Small Cap Value Opportunities	214,171,455	211,919,870
Small/Mid Cap Value*	62,629,152	62,266,651

*	During the current fiscal period, the Fund had in-kind sales of $22,467,411 resulting in a realized gain of $6,648,470.

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5. Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Options Transactions: The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.

When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during

45

Notes to Financial Statements (continued)

the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.

The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During the current fiscal period, Global Equity Income wrote call options to manage risk and hedge against adverse movement in a security held in the portfolio.

The average notional amount of outstanding options written during the current fiscal period, was as follows:

Fund	Average Notional Amount of Written Options Contracts Outstanding*
Global Equity Income	$756,000

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
Global Equity Income
Options Written	Equity	-	$-	Options written, at value	$(53,325)

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Global Equity Income
Written options	Equity	$77,754	$17,955

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

46

6.  Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 6/30/25		Year Ended 6/30/24
Global Equity Income	Shares	Value	Shares	Value
Subscriptions:
Class A	38,544	$1,381,281	84,189	$2,638,537
Class A - automatic conversion of Class C	84	2,951	–	–
Class C	1,675	61,600	2,214	68,102
Class I	82,857	2,942,908	118,887	3,653,838
Total subscriptions	123,160	4,388,740	205,290	6,360,477
Reinvestments of distributions:
Class A	44,713	1,662,842	61,232	1,969,644
Class C	235	8,699	601	19,140
Class I	26,109	968,924	34,720	1,114,467
Total reinvestments of distributions	71,057	2,640,465	96,553	3,103,251
Redemptions:
Class A	(331,129)	(11,792,532)	(376,703)	(11,716,943)
Class C	(18,328)	(650,867)	(35,610)	(1,064,362)
Class C - automatic conversion to Class A	(84)	(2,951)	–	–
Class I	(185,950)	(6,589,532)	(338,491)	(10,549,458)
Total redemptions	(535,491)	(19,035,882)	(750,804)	(23,330,763)
Net increase (decrease)	(341,274)	$(12,006,677)	(448,961)	$(13,867,035)

	Year Ended 6/30/25		Year Ended 6/30/24
International Value	Shares	Value	Shares	Value
Subscriptions:
Class A	148,130	$4,549,006	90,186	$2,401,951
Class C	2,079	58,378	6,680	162,084
Class I	1,141,776	34,576,477	681,428	18,150,331
Total subscriptions	1,291,985	39,183,861	778,294	20,714,366
Reinvestments of distributions:
Class A	14,696	406,926	13,494	365,547
Class C	210	5,498	228	5,861
Class I	71,234	1,986,001	60,296	1,644,261
Total reinvestments of distributions	86,140	2,398,425	74,018	2,015,669
Redemptions:
Class A	(208,806)	(6,334,317)	(177,601)	(4,765,851)
Class C	(6,155)	(170,386)	(9,040)	(225,171)
Class I	(760,708)	(22,274,565)	(705,599)	(18,896,291)
Total redemptions	(975,669)	(28,779,268)	(892,240)	(23,887,313)
Net increase (decrease)	402,456	$12,803,018	(39,928)	$(1,157,278)

47

Notes to Financial Statements (continued)

	Year Ended 6/30/25		Year Ended 6/30/24
Large Cap Value Opportunities	Shares	Value	Shares	Value
Subscriptions:
Class A	124,155	$616,678	289,155	$1,284,054
Class C	23,998	85,491	25,511	88,015
Class I	216,709	1,112,643	87,875	392,324
Total subscriptions	364,862	1,814,812	402,541	1,764,393
Reinvestments of distributions:
Class A	104,389	520,510	31,409	138,443
Class C	24,643	90,442	4,653	15,296
Class I	150,210	756,707	54,585	242,904
Total reinvestments of distributions	279,242	1,367,659	90,647	396,643
Redemptions:
Class A	(358,106)	(1,755,240)	(206,782)	(912,713)
Class C	(81,600)	(295,137)	(69,906)	(224,572)
Class I	(439,882)	(2,253,051)	(426,197)	(1,891,859)
Total redemptions	(879,588)	(4,303,428)	(702,885)	(3,029,144)
Net increase (decrease)	(235,484)	$(1,120,957)	(209,697)	$(868,108)

	Year Ended 6/30/25		Year Ended 6/30/24
Multi Cap Value	Shares	Value	Shares	Value
Subscriptions:
Class A	89,167	$4,848,599	86,310	$3,956,204
Class C	57,994	2,921,760	44,184	1,903,811
Class I	2,224,091	121,288,214	6,996,485	327,347,815
Total subscriptions	2,371,252	129,058,573	7,126,979	333,207,830
Reinvestments of distributions:
Class A	13,361	731,956	9,227	429,968
Class C	701	35,759	111	4,798
Class I	145,483	8,051,930	63,548	2,993,104
Total reinvestments of distributions	159,545	8,819,645	72,886	3,427,870
Redemptions:
Class A	(102,498)	(5,521,838)	(121,865)	(5,659,139)
Class C	(11,807)	(592,085)	(11,320)	(479,509)
Class I	(2,724,395)	(151,167,241)	(376,188)	(17,336,688)
Total redemptions	(2,838,700)	(157,281,164)	(509,373)	(23,475,336)
Net increase (decrease)	(307,903)	$(19,402,946)	6,690,492	$313,160,364

48

	Year Ended 6/30/25		Year Ended 6/30/24
Small Cap Value Opportunities	Shares	Value	Shares	Value
Subscriptions:
Class A	95,445	$4,868,645	51,394	$2,555,925
Class A - automatic conversion of Class C	136	6,334	–	–
Class C	41,484	1,567,772	4,457	182,340
Class R6	43,597	2,341,281	20,312	1,086,748
Class I	1,428,182	73,833,026	360,921	18,991,900
Total subscriptions	1,608,844	82,617,058	437,084	22,816,913
Reinvestments of distributions:
Class A	88,359	4,562,734	2,407	121,511
Class C	8,926	361,699	120	4,951
Class R6	17,905	998,814	769	41,409
Class I	762,599	41,732,354	26,602	1,409,462
Total reinvestments of distributions	877,789	47,655,601	29,898	1,577,333
Redemptions:
Class A	(118,812)	(6,254,476)	(95,452)	(4,713,180)
Class C	(22,121)	(923,792)	(32,099)	(1,288,046)
Class C - automatic conversion to Class A	(173)	(6,334)	–	–
Class R6	(24,077)	(1,317,198)	(37,680)	(1,979,232)
Class I	(1,405,135)	(74,792,100)	(628,781)	(31,886,053)
Total redemptions	(1,570,318)	(83,293,900)	(794,012)	(39,866,511)
Net increase (decrease)	916,315	$46,978,759	(327,030)	$(15,472,265)

	Year Ended 6/30/25		Year Ended 6/30/24
Small/Mid Cap Value	Shares	Value	Shares	Value
Subscriptions:
Class A	125,799	$4,190,937	45,031	$1,387,731
Class C	23,834	594,835	483	11,946
Class R6	257,947	9,206,892	158,489	4,874,839
Class I	905,457	30,245,369	1,594,016	46,871,586
Total subscriptions	1,313,037	44,238,033	1,798,019	53,146,102
Reinvestments of distributions:
Class A	19,364	649,784	484	14,244
Class C	1,904	50,568	50	1,171
Class R6	72,899	2,559,739	5,383	165,637
Class I	222,370	7,732,272	22,968	699,994
Total reinvestments of distributions	316,537	10,992,363	28,885	881,046
Redemptions:
Class A	(43,368)	(1,372,218)	(30,708)	(908,546)
Class C	(7,603)	(192,297)	(4,696)	(120,015)
Class R6	(900,422)	(31,410,392)	(159,443)	(4,850,073)
Class I	(898,994)	(30,478,978)	(1,628,360)	(50,096,961)
Total redemptions	(1,850,387)	(63,453,885)	(1,823,207)	(55,975,595)
Net increase (decrease)	(220,813)	$(8,223,489)	3,697	$(1,948,447)

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to complex securities character adjustments, deemed dividend due to

49

Notes to Financial Statements (continued)

corporate actions, distribution reallocations, foreign currency transactions, investments in partnerships, investments in passive foreign investment companies, redemptions in-kind, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Global Equity Income	$93,960,513	$46,072,670	$(2,309,291)	$43,763,379

International Value	91,281,363	53,493,722	(3,740,517)	49,753,205

Large Cap Value Opportunities	14,202,730	9,254,865	(426,730)	8,828,135

Multi Cap Value	414,866,150	128,129,521	(16,104,124)	112,025,397

Small Cap Value Opportunities	212,498,895	36,747,860	(12,155,933)	24,591,927

Small/Mid Cap Value	76,335,191	17,382,743	(2,536,952)	14,845,791

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

Global Equity Income	$1,620,698	$–	$43,778,253	$(219,401,380)	$–	$(1,258,134)	$(175,260,563)

International Value	2,943,521	–	49,771,760	(198,018,769)	–	–	(145,303,488)

Large Cap Value Opportunities	207,163	1,387,420	8,828,135	–	–	–	10,422,718

Multi Cap Value	7,656,776	4,532,823	112,025,397	–	–	(15,024)	124,199,972

Small Cap Value Opportunities	462,549	11,618,733	24,591,927	–	–	–	36,673,209

Small/Mid Cap Value	–	4,476,609	14,845,791	–	(2,603,467)	–	16,718,933

The tax character of distributions paid was as follows:

	6/30/25		6/30/24
Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

Global Equity Income	$2,793,470	$–	$3,284,612	$–

International Value	2,485,744	–	2,087,422	–

Large Cap Value Opportunities	518,790	912,632	414,413	–

Multi Cap Value	8,956,813	–	3,502,146	–

Small Cap Value Opportunities	2,671,891	47,222,281	1,201,238	455,993

Small/Mid Cap Value	2,415,436	8,629,107	635,570	248,237

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

Global Equity Income[1]	$6,415,473	$212,985,907	$219,401,380

International Value	7,037,883	190,980,886	198,018,769

Large Cap Value Opportunities	–	–	–

Multi Cap Value	–	–	–

Small Cap Value Opportunities	–	–	–

Small/Mid Cap Value	–	–	–

1

Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next fourteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.

As of year end, the Funds utilized the following capital loss carryforwards:

50

Fund	Utilized

Global Equity Income	$9,255,273

International Value	–

Large Cap Value Opportunities	–

Multi Cap Value	623,805

Small Cap Value Opportunities	–

Small/Mid Cap Value	–

8.  Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	Global Equity Income	International Value	Large Cap Value Opportunities	Multi Cap Value	Small Cap Value Opportunities	Small/Mid Cap Value
For the first $125 million	0.5500%	0.5500%	0.5000%	0.5500%	0.6500%	0.6000%
For the next $125 million	0.5375	0.5375	0.4875	0.5375	0.6375	0.5875
For the next $250 million	0.5250	0.5250	0.4750	0.5250	0.6250	0.5750
For the next $500 million	0.5125	0.5125	0.4625	0.5125	0.6125	0.5625
For the next $1 billion	0.5000	0.5000	0.4500	0.5000	0.6000	0.5500
For the next $3 billion	0.4750	0.4750	0.4250	0.4750	0.5750	0.5250
For the next $2.5 billion	0.4500	0.4500	0.4000	0.4500	0.5500	0.5000
For the next $2.5 billion	0.4375	0.4375	0.3875	0.4375	0.5375	0.4875
For net assets over $10 billion	0.4250	0.4250	0.3750	0.4250	0.5250	0.4750

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee

Global Equity Income	0.1569%

International Value	0.1569

Large Cap Value Opportunities	0.1569

51

Notes to Financial Statements (continued)

Fund	Complex-Level Fee

Multi Cap Value	0.1569%

Small Cap Value Opportunities	0.1569

Small/Mid Cap Value	0.1569

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Global Equity Income	0.90%	July 31, 2027	N/A
International Value	0.94	July 31, 2027	N/A
Large Cap Value Opportunities	0.79	July 31, 2027	1.35%
Multi Cap Value	0.94	July 31, 2027	N/A
Small Cap Value Opportunities	0.99	July 31, 2027	1.50%
Small/Mid Cap Value	1.10	July 31, 2027	1.45%

N/A - Not Applicable.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in “Affiliated income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Value

Global Equity Income	$35,002

International Value	20,183

Large Cap Value Opportunities	8,817

Multi Cap Value	228,513

Small Cap Value Opportunities	550,605

Small/Mid Cap Value	79,654

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized Gain (Loss)
Global Equity Income	$317,952	$–	$–
International Value	–	–	–
Multi Cap Value	874,697	–	–
Large Cap Value Opportunities	–	–	–

52

Fund	Purchases	Sales	Realized Gain (Loss)

Small/Mid Cap Value	$–	$–	$–

Small Cap Value Opportunities	–	3,240,328	613,047

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)
Global Equity Income	$8,934	$8,197
International Value	21,355	18,821
Large Cap Value Opportunities	2,531	2,293
Multi Cap Value	33,664	29,444
Small Cap Value Opportunities	18,979	16,593
Small/Mid Cap Value	45,287	40,247

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances (Unaudited)

Global Equity Income	$3,362

International Value	1,124

Large Cap Value Opportunities	1,125

Multi Cap Value	28,342

Small Cap Value Opportunities	13,130

Small/Mid Cap Value	10,883

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

Global Equity Income	$251

International Value	175

Large Cap Value Opportunities	178

Multi Cap Value	14,039

Small Cap Value Opportunities	2,511

Small/Mid Cap Value	1,292

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

53

Notes to Financial Statements (continued)

Fund	CDSC Retained (Unaudited)
Global Equity Income	$–
International Value	–
Large Cap Value Opportunities	–
Multi Cap Value	1,904
Small Cap Value Opportunities	305
Small/Mid Cap Value	329

As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:

Fund	Nuveen Owned Shares
Small Cap Value Opportunities	–%*
Small/Mid Cap Value	–%*

*Rounds to less than 1%.

9. Borrowing Arrangements

Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds did not utilize this facility.

54

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

Global Equity Income	$–

International Value	–

Large Cap Value Opportunities	1,034,312

Multi Cap Value	1,629,246

Small Cap Value Opportunities	49,050,787

Small/Mid Cap Value	11,156,661

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:

Fund	Percentage

Global Equity Income	37.4%

International Value	–

Large Cap Value Opportunities	74.3

Multi Cap Value	79.3

Small Cap Value Opportunities	88.0

Small/Mid Cap Value	45.4

Qualified Dividend Income (QDI)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:

Fund	Percentage

Global Equity Income	100.0%

International Value	100.0

Large Cap Value Opportunities	93.2

Multi Cap Value	95.2

Small Cap Value Opportunities	90.7

Small/Mid Cap Value	50.3

Qualified Interest Income (QII)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:

55

Important Tax Information (continued)

Fund	Prior Year End to 12/31 Percentage	1/1 to Current Year End Percentage

Global Equity Income	—%	—%

International Value	1.2	—

Large Cap Value Opportunities	1.2	—

Multi Cap Value	2.7	—

Small Cap Value Opportunities	5.6	—

Small/Mid Cap Value	4.5	—

Foreign Source Income and Foreign Tax Credit Pass Through

Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:

Fund	Foreign Source Income	Foreign Source Income Per Share	Qualifying Foreign Taxes Paid	Qualifying Foreign Taxes Paid Per Share

Global Equity Income	$2,009,028	$0.55168	$258,198	$0.07090

International Value	3,090,392	0.75430	280,358	0.06843

Large Cap Value Opportunities	—	—	—	—

Multi Cap Value	—	—	—	—

Small Cap Value Opportunities	—	—	—	—

Small/Mid Cap Value	—	—	—	—

163(j)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:

Fund	Percentage

Global Equity Income	–%

International Value	1.6

Large Cap Value Opportunities	1.0

Multi Cap Value	4.5

Small Cap Value Opportunities	7.5

Small/Mid Cap Value	3.5

56

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Global Equity Income Fund

Nuveen International Value Fund

Nuveen Large Cap Value Opportunities Fund

Nuveen Multi Cap Value Fund

Nuveen Small Cap Value Opportunities Fund

Nuveen Small/Mid Cap Value Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of Nuveen Investment Trust and Nuveen Investment Trust II approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Global Equity Income Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen International Value Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Large Cap Value Opportunities Fund (formerly, Nuveen Large Cap Value Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Multi Cap Value Fund, the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Small Cap Value Opportunities Fund, the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Small/Mid Cap Value Fund, the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”)

established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Global Equity Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen International Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate was below the Expense Group median, and the actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate were each below the Expense Universe median, and the Fund’s net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Large Cap Value Opportunities Fund (formerly, Nuveen Large Cap Value Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, first quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were slightly above (within 5 basis points) the Expense Universe median, and the Fund’s actual management fee rate was below the Expense Universe median.

•

For Nuveen Multi Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median. Although the Fund’s actual management fee rate and net total expense ratio were above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Small Cap Value Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate was essentially the same as the Expense Universe median, the actual management fee rate was below the Expense Universe median and the net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Small/Mid Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Group and Expense Universe, respectively. Further, although the Fund’s net total expense ratio was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median and Expense Universe median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust

Date: September 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: September 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)